As filed with the Securities and Exchange Commission on April 29, 1997

                                             Registration Nos. 811-4303; 2-97765
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                  ------------


                         POST-EFFECTIVE AMENDMENT NO. 19



                                       to

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT B
                              (Exact name of trust)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                 201 Park Avenue South, New York, New York 10003
          (Complete address of depositor's principal executive offices)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.

                 The Guardian Insurance & Annuity Company, Inc.
                              201 Park Avenue South
                            New York, New York 10003

                (Name and complete address of agent for service)

                                    Copy to:

                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

     It is proposed that this filing will become effective (check appropriate box):


             |_|    immediately upon filing pursuant to paragraph (b), or
             |X|    on May 1, 1997 pursuant to paragraph (b)
             |_|    60 days after filing pursuant to paragraph (a)(i), or
             |_|    on (date) pursuant to paragraph (a)(i) of Rule 485


     If appropriate, check the following box:


             |_|    this post-effective  amendment  designates a new effective
                    date  for  a  previously  filed  post-effective   amendment.


                                  ------------


      The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on February 26, 1997.

================================================================================

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2


        N-8B-2 Item                            Heading in Prospectus
        -----------                            ---------------------

1,2,51(a)....................   Cover Page

3............................   What  is  The  Guardian   Insurance  &  Annuity
                                 Company, Inc. ("GIAC")?; The Guardian Separate Account B (the "Account")

4............................   What Is Guardian Investor Services  Corporation
                                 ("GISC")?; Distribution Agreement and Other Selling Arrangements

5............................   What  Is  The  Guardian   Insurance  &  Annuity
                                 Company, Inc. ("GIAC")?

6(a).........................   What Is The  Guardian  Separate  Account B (the
                                 "Account") and How Does It Operate?

6(b),7.......................   Not Applicable

8............................   Financial Statements

9,10(a),(b)..................   Not Applicable

10(c)........................   What  Is the  "Free  Look"  Period?;  Right  to
                                 Examine a Policy ("Free Look"); How Does a Policy's Cash Value Vary?; Cash Value Benefits

10(d)........................   Can a  Policy  Be  Exchanged  for a Fixed  Life
                                 Insurance Policy? Right to Exchange for Fixed Life Insurance; How Can the Policyowner
                                 Allocate the Account Value of a Policy?; Allocation of Net Premium and Account Value Among Investment Options

10(e)........................   Not Applicable

10(f)........................   Voting Rights

10(g),(h)....................   Substitution of Investments

10(i),44(a),51(g)............   How  Is  the  Premium  Determined?;  How Is the
                                 Premium Allocated to the Account?; The Premium; Underwriting; How Does a Policy's Death Benefit Vary?; Death Benefit; Variable Insurance Amount; What Is the Policy's Actual Rate Of Return?; What Is a Policy's Excess Investment Return?; The Policy's Excess Investment Return; The Amount Invested: The Account Value; Other Important Policy Provisions


11...........................   Which   Investment   Divisions  Invest  in  the
                                 Funds?; Which Investment Divisions Invest in the Trust?

12...........................   The Funds; The Trust

13(a),(b),(c),51(g)..........   Charges  Deducted  from  the  Premium;  Charges
                                 Under the Policy

13(d),(g)....................   Not Applicable

(e),(f)......................   Charges  Deducted  from  the  Premium;  Charges
                                 Under the Policy

14...........................   To Whom Is This Policy Available?; Underwriting

15...........................   How Can the  Policyowner  Allocate  the Account
                                 Value of a Policy?; Allocation to the Account

16...........................   Allocation  of Net Premium  and  Account  Value
                                 Among Investment Options

17...........................   Death Benefit; Cash Value Benefits

18...........................   What Is The  Guardian  Separate  Account B (the
                                 "Account") and How Does It Operate?

19...........................   Report to Policyowners

20...........................   Not Applicable

        N-8B-2 Item                            Heading in Prospectus
        -----------                            ---------------------


21(a,(b))....................   What Is the Loan Privilege?; What Is the Effect
                                 of a Loan on the Policy?; Policy Loan

21(c),22,23..................   Not Applicable

24...........................   Other Important Policy Provisions

25,27,29,48..................   What  Is  The   Guardian   Insurance  & Annuity
                                 Company, Inc. ("GIAC")?

26...........................   Not Applicable

28...........................   Management of GIAC

30,31,32,33,34,35,36,37......   Not Applicable

38,39,41(a)..................   What Is Guardian Investor Services  Corporation
                                 ("GISC")?; Distribution Agreement and Other Selling Arrangements


40...........................   The Funds; The Trust


41(b),(c),42,43..............   Not Applicable

44(b)........................   Not Applicable

44(c)........................   The Premium; Underwriting

45...........................   Not Applicable


46(a),47.....................   The Funds; The Trust


46(b)........................   Not Applicable

49,50........................   Not Applicable

51(b)........................   How Does This Policy  Differ from a Traditional
                                 Single Premium Life Insurance Policy?

51(c)........................   Death Benefit

51(e),(f)....................   Other Important Policy Provisions

51(h),(i),(j)................   Not Applicable

52(a),(c)....................   Substitution of Investments

52(b),(d)....................   Not Applicable

53(a)........................   Charges Under the Policy

53(b),54,55,56,57,58.........   Not Applicable

59...........................   Financial Statements

                                   PROSPECTUS



                                   May 1, 1997



                                   VALUEPLUS

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    Issued by

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                                Executive Office:
                              201 Park Avenue South
                            New York, New York 10003

                            Customer Service Office:
                                 P.O. Box 26210
                     Lehigh Valley, Pennsylvania 18002-6210
                                 1-800-533-0099


                                 Distributed by

                    GUARDIAN INVESTOR SERVICES CORPORATION(R)

                              201 Park Avenue South
                            New York, New York 10003
                                 1-800-221-3253



THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY ALL OF THE CURRENT PROSPECTUSES FOR THE FOLLOWING: THE GUARDIAN STOCK FUND; THE GUARDIAN BOND FUND; THE GUARDIAN CASH FUND; BAILLIE GIFFORD INTERNATIONAL FUND; VALUE LINE CENTURION FUND; VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST; AND THE SMITH BARNEY FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES, SERIES A.

                                   PROSPECTUS

                                   May 1, 1997


                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY


     This Prospectus describes the Single Premium Variable Life Insurance Policy (the "Policy/Policies") offered by The Guardian Insurance & Annuity Company, Inc. ("GIAC"). The Policy is designed to provide lifetime insurance coverage on the insured named in the Policy. However, a Policy may be surrendered for its net cash value while the insured is living, in which case all insurance coverage ends. The death benefit and cash values under a Policy will vary based on the performance of the investment divisions comprising The Guardian Separate Account B (the "Account"), which invests in certain mutual funds and a unit investment trust. The Account's investment divisions are collectively referred to in this Prospectus as the "investment options."

     From the date that the completed application for the Policy, including the premium payment, is submitted to GIAC and the investment date (i.e., the later of 45 days from the date of the completed application or 10 days after the Policy is issued), the premium will be allocated to the investment division investing in The Guardian Cash Fund, Inc. On the investment date, the account value will be allocated to up to four of the investment options, as designated by the Policyowner.

     Six of the Account's investment divisions buy shares of the following mutual funds: The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., Baillie Gifford International Fund, Value Line Centurion Fund, Inc. and the Value Line Strategic Asset Management Trust (the "Funds/Fund"). One other investment division of the Account buys units of the Smith Barney Fund of Stripped ("Zero") U.S. Treasury Securities, Series A which is comprised of one unit investment trust (the "Trust"). Each Fund and the Trust are described in separate prospectuses that accompany this Prospectus.

     Under federal income tax law, the Policy is generally treated as a modified endowment contract. Accordingly, all distributions from the Policy, including Policy loans and surrenders, are fully taxable to the extent of income in the Policy and may be subject to adverse tax consequences and/or penalties (see "Federal Tax Considerations").


     Regardless of a Policy's underlying investment performance, the death benefit can never be less than the Guaranteed Insurance Amount provided by the Policy (with the proceeds payable reduced by any outstanding Policy debt). During the first Policy month, the death benefit equals the Guaranteed Insurance Amount. Afterwards, the death benefit may increase or decrease on a monthly basis, depending on the performance of the investment options designated by the owner for allocation of the account value. However, the death benefit will never decrease below the Guaranteed Insurance Amount (with the proceeds payable reduced by any outstanding Policy debt).

                                                        (continued on next page)


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
      SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS MUST BE ACCOMPANIED
       OR PRECEDED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE TRUST.


          PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

     A Policy's cash value may increase or decrease on any day, depending on investment performance. No minimum amount of cash value is guaranteed. In early Policy years, the cash value may be lower than the single premium accumulated at interest. Therefore, a Policy should be purchased only if the owner intends to keep it in effect for a reasonable period of time.

     When another life insurance contract that has not been treated as a modified endowment contract is exchanged for a Policy that is supplemented by a seven-year fixed benefit level term rider ("Term Rider"), then the Policy received as a result of the exchange should not be treated as a modified endowment contract. The Term Rider provides an additional guaranteed amount of insurance for the first seven (7) years that the Policy is in force. When the Term Rider expires, the guaranteed death benefit decreases by the face amount of the Term Rider, and thereafter equals the Guaranteed Insurance Amount provided by the Policy without a Term Rider. The Term Rider has no effect on the Variable Insurance Amount. THE TERM RIDER WILL ONLY BE ISSUED IN THOSE STATES WHERE IT IS AVAILABLE AND ONLY TO APPLICANTS WHO WISH TO ACQUIRE A POLICY BY EXCHANGING A LIFE INSURANCE CONTRACT THAT WAS NOT TREATED AS A MODIFIED ENDOWMENT CONTRACT PRIOR TO THE EXCHANGE. See "Federal Tax Considerations" and "Other Important Policy Provisions."

     Certain deductions and charges are assessed against the single premium paid under a Policy before allocation to the Account (see "Charges Deducted from the Premium"). Initially, GIAC will add the amount of these charges (the "Policy loading") to the Policy's account value. GIAC will recover the entire Policy loading from the Policy's account value by subtracting it in equal installments at the beginning of the second through eleventh Policy years. During the period of time that any portion of the Policy loading is included in the Policy's account value, the benefits under the Policy will be greater if the actual rate of return is greater than zero, but will create larger decreases in benefits if the actual rate of return is zero or less (see "Variable Insurance Amount").

     A Policy may be returned and cancelled as provided in the "free look" provision (see "Right to Examine a Policy"). A Policy also may be exchanged for fixed life insurance under certain conditions (see "Right to Exchange for Fixed Life Insurance" and "Substitution of Investments").

     It may not be advantageous to replace existing insurance with a Policy. In addition, employers and employee organizations should consider whether it is appropriate to purchase a Policy for any employment-related insurance or benefit program (see "Legal Considerations for Employers").

                                    CONTENTS

                                                                            Page
                                                                            ----

SUMMARY OF THE POLICY AND UNDERLYING INVESTMENT OPTIONS....................    4
THE POLICY.................................................................   11
    Death Benefit..........................................................   11
    Variable Insurance Amount..............................................   11
    The Premium............................................................   14
    Underwriting...........................................................   14
    Charges Deducted from the Premium......................................   15
    Allocation to the Account..............................................   15
    Allocation of Net Premium and Account Value Among Investment Options...   16
    The Amount Invested: The Account Value.................................   17
    Charges Under the Policy...............................................   17
    The Policy's Excess Investment Return..................................   18
    Cash Value Benefits....................................................   19
    Policy Loan............................................................   19
    Right to Exchange for Fixed Life Insurance.............................   21
    Right to Examine a Policy ("Free Look")................................   21
    Distribution Agreement and Other Selling Arrangements..................   21
    Federal Tax Considerations.............................................   21
    Legal Considerations for Employers.....................................   24
    Voting Rights..........................................................   24
    Reports to Policyowners................................................   25
THE INVESTMENT OPTIONS.....................................................   26
    The Guardian Separate Account B (the "Account")........................   26
    The Funds..............................................................   26
    The Trust..............................................................   28
    Substitution of Investments............................................   29
OTHER INFORMATION..........................................................   30
    Management of GIAC.....................................................   30
    State Regulation.......................................................   33
    Legal Proceedings......................................................   34
    Legal Matters..........................................................   34
    Registration Statement.................................................   34
    Independent Accountants................................................   34
    Experts................................................................   34
    Financial Statements...................................................   34
       The Guardian Separate Account B.....................................   35
       The Guardian Insurance & Annuity Company, Inc.......................   46
ILLUSTRATIONS OF DEATH BENEFITS AND CASH VALUES............................   62
OTHER IMPORTANT POLICY PROVISIONS..........................................   68


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE POLICIES OR CERTAIN INVESTMENT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THE TERM RIDER MAY NOT BE AVAILABLE IN ALL STATES IN WHICH THE POLICIES ARE AVAILABLE.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN EACH POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO AN INVESTMENT IN A MUTUAL FUND.

             SUMMARY OF THE POLICY AND UNDERLYING INVESTMENT OPTIONS


     The following summary is qualified in its entirety by: (1) the terms of the Policy issued to the Policyowner; (2) the more detailed information contained in this Prospectus; and (3) the accompanying prospectuses for the underlying investment options (i.e., the Funds and the Trust). Unless otherwise noted, the term "Policy" refers to the Policy exclusive of the Term Rider.


How Does This Policy Differ from a Traditional Single Premium Life Insurance Policy?

     Like other single premium life insurance policies, a Policy provides a death benefit that is payable to the beneficiary upon the insured's death.

     Unlike a traditional fixed single premium life insurance policy, the Policy owner chooses how the account value is allocated among an array of investment options. The owner can select up to four of the investment options available under the Policy.

     Like conventional life insurance policies, a Policy provides a guaranteed minimum death benefit (also known as the "face amount" or the "Guaranteed Insurance Amount").

     Unlike traditional life insurance, the death benefit may increase above the Guaranteed Insurance Amount (i.e., the face amount). There can be no assurance, however, that this will occur. A Policy's death benefit may increase or decrease on a monthly basis, depending on the underlying performance of the investment options selected by the owner. Regardless of investment return, the death benefit can never be less than a Policy's Guaranteed Insurance Amount (with the proceeds payable reduced by any outstanding Policy debt).

     The Policyowner bears the risk that any amount of death benefit that exceeds the Guaranteed Insurance Amount can change on each monthly Policy date. During a Policy month, GIAC bears the risk for any daily change, but the Policyowner forgoes any intra-month increase in death benefit until the next monthly Policy date if investment results remain favorable. GIAC bears the investment risk for the entire Guaranteed Insurance Amount, for which GIAC imposes a risk charge (see "Charges Deducted from the Premium").

     Like other life insurance, the owner can cancel a Policy while the insured is living and receive its net cash value.

     Unlike traditional life insurance, a Policy offers the opportunity for appreciation of its account value based upon investment results. There can be no assurance that such appreciation will occur. The account value may increase or decrease on any day, depending on the underlying performance of the investment options selected by the Policyowner.

     The owner bears the investment risk for growth or loss in the cash value, since no minimum amount is guaranteed. In a traditional fixed-benefit life insurance policy, cash values are guaranteed as set forth in those policies.

Who Can Buy a Policy?

     GIAC will issue a Policy to a purchaser who resides in a state or jurisdiction where the Policy may be offered to insure the life of anyone 75 years old, or under, who meets GIAC's underwriting requirements. Individual consideration will be given for proposed insureds over age 75. The insured and the Policyowner may be the same person or different people.

How Is the Premium Determined?

     The premium amount depends on a Policy's face amount and the insured's sex, insurance age and rating class. Where distinctions between men and women are prohibited in determining premiums for Policies, GIAC will use sex-neutral actuarial tables.

     The minimum single premium is $5,000.

How Is the Premium Allocated to the Account?

     The premium is allocated to the Account on the Policy date and becomes the Policy's account value. The net premium, which equals the premium less the Policy loading, is the cash value on the Policy date and is also used to determine the face amount. The term "Policy loading" is defined in the next answer.

     The Policy date is either the date of the completed application or the date the premium is received, if GIAC receives the payment more than five business days after it receives the completed application. On the Policy date, GIAC also allocates the Policy loading to the Account thereby increasing the Policy's account value by the amount of the Policy loading.

     At the beginning of each of Policy years two through eleven, GIAC will recover 10% of the Policy loading by deducting it from the account value. This means that the Policy loading to which GIAC is entitled as of the Policy date will actually be paid over time, and the owner is entitled to any gains (and experiences any losses) on the portion of the Policy loading that remains in the account value. (See "Allocation to the Account".)

What Charges Are Deducted from the Policy?

     GIAC deducts charges known as the "Policy loading" from the single premium. These charges consist of: (a) a sales load equal to 4% of the single premium;
(b) an administrative expenses charge not to exceed $500; (c) a charge for state premium taxes equal to 2.25% of the single premium; and (d) a risk charge of 1.0% or 1.5% of the single premium depending on the insured's risk classification. The 2.25% premium tax charge deducted from all Policies is an approximate average of the premium taxes that GIAC expects to pay in all states for the Policies. (See "Charges Deducted from the Premium" for more information concerning these charges.)


     A charge for the cost of insurance is calculated daily to determine the Policy's cash value. GIAC's cost of insurance rates are based on age, sex and risk classifications. GIAC also charges the Account for the mortality and expense risks it assumes under the Policies. The mortality and expense risk charge is deducted daily at an effective annual rate of .50% of the Account's assets. In addition, GIAC charges the investment division that invests in the Trust at an effective annual rate of .25% of the Trust's assets to reimburse GIAC for transaction charges it incurs in connection with the Trust. This latter charge may be increased in the future but in no event will it exceed an effective annual rate of .50%. Investment advisory fees and other expenses are deducted from the assets of each of the Funds (see "Charges Under the Policy").

     Currently, GIAC does not charge the Account for its Federal income taxes since GIAC does not currently expect to incur Federal income taxes that are attributable to the Account. However, if GIAC does incur Federal income taxes that are attributable to the Account or the Policies, it may make a charge for those taxes (see "Possible Charge for GIAC Income Taxes").


How Does a Policy's Death Benefit Vary?

     The death benefit of the Policy is the Guaranteed Insurance Amount plus the Variable Insurance Amount, if positive. The Variable Insurance Amount is zero during the first Policy month. The Variable Insurance Amount reflects the cumulative amount of variable insurance purchased by each month's excess investment return (see "The Policy's Excess Investment Return"). GIAC calculates the excess investment return each month; it may be positive or negative. The excess investment return depends on the actual rate of return for the investment options selected by the Policyowner (see "The Policy's Excess Investment Return"). If the excess investment return is positive, the Variable Insurance Amount increases by the amount of insurance that can be purchased by the dollar amount of excess investment return.

     Even in months when the Variable Insurance Amount increases, it is possible that the death benefit may not exceed the Guaranteed Insurance Amount. This can occur, for example, if the Variable Insurance Amount had been negative and the increase in the Variable Insurance Amount is not sufficient to make the Variable Insurance Amount positive.

     When the excess investment return under a Policy is negative, GIAC cancels an amount of Variable Insurance that is equal to the amount of Variable Insurance that would have been purchased if the return was positive. The Variable Insurance Amount can be less than zero, but the death benefit will not be lower than the Guaranteed Insurance Amount (see "Death Benefit").

     On each Policy anniversary, GIAC can adjust the Variable Insurance Amount for Policies issued in the preferred and standard risk classifications based on certain assumed favorable mortality results (see "Underwriting").

What Is the Policy's Actual Rate of Return?


     The actual rate of return under a Policy reflects: (a) increases or decreases in the net asset value of each Fund's shares plus any distribution made during a Policy month by a Fund; (b) increases or decreases in the value of the Trust's units plus any distribution made during a Policy month by the Trust; and (c) interest credited to the owner on any Policy loan collateral; minus (d) all charges assessed under the Policy's terms. (See "The Policy's Excess Investment Return".)


What Is a Policy's Excess Investment Return?

     A Policy's excess investment return is the dollar amount of the Policy's account value at the beginning of a Policy month multiplied by the actual rate of return for that month; minus the cash value at the beginning of the Policy month multiplied by 1/12th of 4%. Remember that the account value during the first 10 Policy years exceeds the cash value by the amount of the unrecovered Policy loading. Hence, the excess investment return can be favorably or unfavorably affected by the actual returns on the unrecovered Policy loading.

How Does a Policy's Cash Value Vary?

     On the Policy date the cash value equals the net premium. Thereafter, the cash value of a Policy may increase or decrease from day to day depending upon the excess investment return. (See "Cash Value Benefits".) There is no minimum guaranteed cash value. A Policy may be surrendered at any time for its net cash value, which is the cash value minus any Policy debt. A surrender may have Federal income tax consequences to the Policyowner. (See "Federal Tax Considerations".)

What Is The Guardian Separate Account B (the "Account") and How Does it Operate?

     The Account was established by GIAC's Board of Directors under the laws of Delaware in November 1984. The Account meets the definition of "separate account" under the Federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. The Account is used only to support the variable life insurance policies described in this Prospectus (see "The Guardian Separate Account B"). It is not part of GIAC's general account.

     The variable life insurance benefits for the Policies are provided through investments made in the Account. There are currently seven investment divisions within the Account, six of which invest in shares of the Funds (see "The Funds") and one of which invests in units of the Trust (see "The Trust"). The Account's financial statements appear in this Prospectus.


How Can the Policyowner Allocate the Account Value of a Policy?

     On the Policy date, GIAC will allocate the premium to the investment division which invests in The Guardian Cash Fund. On the investment date (i.e., the later of 45 days from the date of the completed application or 10 days after issuance of the Policy), GIAC will allocate the account value among the investment options selected by the Policyowner on the Policy application or in any change received by GIAC. The Policyowner may request transfers among the investment options by writing to or telephoning GIAC. Units of the Trust may not always be available for allocations or transfers. See "Allocation of Net Premium and Account Value Among Investment Options".


Which Investment Divisions Invest in the Funds?

     Six of the Account's investment divisions invest in the Funds (the "Fund Division(s)"). The Fund Divisions and the primary investment objectives of their corresponding Funds are:

Fund Division                               Primary Investment Objective of Fund
-------------                               ------------------------------------

The Stock Fund Division which invests       Long-term growth of capital
  in The Guardian Stock Fund (the
  "Stock Fund")

The Bond Fund Division which invests        Maximum income without undue risk of
  in The Guardian Bond Fund (the              principal
  "Bond Fund")

The Cash Fund Division which invests        High current income consistent with
  in The Guardian Cash Fund (the              preservation of capital and
  "Cash Fund")                                liquidity


The International Fund Division which       Long-term capital appreciation
  invests in Baillie Gifford
  International Fund ("International
  Fund"), a series of GIAC Funds,
  Inc.


The Centurion Fund Division which           Long-term growth of capital
  invests in Value Line Centurion
  Fund (the "Centurion Fund")

The Strategic Trust Division which          High total investment return with
  invests in Value Line Strategic             reasonable risk
  Asset Management Trust ("Strategic
  Trust")

     The Cash Fund, the Stock Fund and the Bond Fund are advised by Guardian Investor Services Corporation ("GISC"). The International Fund is advised by Guardian Baillie Gifford Limited. The Strategic Trust and the Centurion Fund are advised by Value Line, Inc. Each Fund pays an investment advisory fee and bears certain Fund expenses as explained in this Prospectus and discussed in the accompanying prospectuses for the Funds.

Which Investment Division Invests in the Trust?

     One of the Account's investment divisions invests in units of the Trust (the "Trust Division"). The Trust currently available for investment by the Trust Division has a maturity date in 2004. The Trust invests in zero coupon debt obligations issued by the United States of America and receipts and certificates for such zero coupon obligations.

     Smith Barney Inc. ("SB"), a subsidiary of The Travelers Inc., is the sponsor of the Trust and sells units of the Trust to the Trust Division. The price of these units includes a transaction charge which GIAC pays to SB out of GIAC's general account assets. By agreement between GIAC and SB, the transaction charge is not greater than that ordinarily paid by a dealer for similar securities. GIAC is reimbursed for the amounts it pays to SB through a daily asset charge against the assets of the Trust Division. The effective annual rate of this charge is .25% of the assets in the Trust Division. This charge may be increased, but in no event will it exceed .50% of the assets in the Trust Division because it is cost-based (taking into account a loss of interest) with no anticipated element of profit for GIAC.

     Account values allocated to the Trust Division may fluctuate widely from day to day because the prices of zero coupon obligations are more sensitive to interest rate changes than conventional bonds. Fluctuations should become less pronounced as maturities shorten.

     The Trust is explained in this Prospectus and discussed in the accompanying prospectus for the Trust.

Is the Death Benefit Excludable from Gross Income for Federal Income Tax
Purposes?

     The death benefit under a Policy should be fully excludable from the beneficiary's gross income for Federal income tax purposes. However, pre-death distributions from a Policy, including policy loan proceeds, can be taxable as income and may be subject to tax penalties. (See "Federal Tax Considerations.")

What Is the Federal Income Tax Treatment of Cash Value Increases?

     The Policyowner should not be deemed to be in constructive receipt of increases in the cash value that are not distributed from the Policy. Most Policies entered into after June 20, 1988 will be treated as modified endowment contracts under the Internal Revenue Code of 1986, as amended, and its related rules and regulations (the "Code"). Hence, all Policy loans, surrenders or other benefits paid in advance of death will be wholly or partially taxable distributions. Under the Code, taxable earnings are distributed before the investment in the Policy (i.e., the Policyowner's basis). Prior to age 59 1/2, pre-death distributions are generally subject to a 10% penalty tax. (See "Federal Tax Considerations.")

     Different rules may apply to Policies entered into before June 21, 1988 (see "Cash Value Benefits" and "Federal Tax Considerations") or to Policies that are issued with Term Riders upon certain exchanges (see "Other Important Policy Provisions"). Exchanging another life insurance contract for a Policy may have Federal income tax consequences.

What Is the Loan Privilege?

     The Policyowner may borrow up to 90% of the Policy's cash value (less any outstanding loans and loan interest) from GIAC. The minimum loan amount is $500. The Policy will be the only security required for the loan. The Policyowner may repay all or part of the loan at any time while the insured is living or within 60 days after the date of the insured's death. The minimum loan repayment amount is the lesser of $500 or the outstanding loan balance.


     GIAC charges interest on outstanding loans at an annual rate of 4.75%. If interest is not paid when due, GIAC will add it to the outstanding loan balance. Loans from Policies that are modified endowment contracts and past due loan interest that is added to such loans are treated as taxable distributions (see "Federal Tax Considerations").


What Is the Effect of a Loan on the Policy?

     While a loan is outstanding, GIAC holds that portion of the cash value that equals the loan amount in its general account. Cash values held in the general account as collateral for Policy loans earn interest at an annual rate of 4%. GIAC does not consider this loan collateral when it calculates a Policy's excess investment return.

Accordingly, the Variable Insurance Amount and the cash value can be permanently affected by a loan, whether or not repaid. GIAC subtracts the amount of any outstanding Policy debt (i.e., the current loan balance plus accrued loan interest) from the death benefit or cash value upon settlement (see "Policy Loan"). If the Policy debt exceeds the cash value, GIAC will terminate the Policy. In addition, if the Policy lapses with a loan outstanding, adverse tax consequences may result.

     Under the current Federal law, a loan taken from a Policy which is treated as a modified endowment contract may be taxable as ordinary income. Moreover, with only limited exceptions, a 10% penalty tax will be imposed on the portion of any loan amount that is includible in income. (See "Federal Tax Considerations".)

What Is The Guardian Insurance & Annuity Company, Inc. ("GIAC")?


     GIAC is the issuer of the Policies described in this Prospectus. GIAC is a stock life insurance company which was incorporated in the State of Delaware in 1970. Its executive offices are located at 201 Park Avenue South, New York, New York 10003. GIAC underwrites and administers the Policies from its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002-6210. GIAC is authorized to do business in all 50 states and the District of Columbia and had total assets (statutory basis) of over $6.0 billion as of December 31, 1996.

     GIAC is wholly owned by The Guardian Life Insurance Company of America ("Guardian Life"), a mutual life insurance company organized in the State of New York in 1860. Guardian Life maintains its executive offices at 201 Park Avenue South, New York, New York 10003. Guardian Life had total assets (statutory basis) in excess of $12.1 billion as of December 31, 1996. The assets of Guardian Life do not back any liabilities of GIAC for benefits payable under the Policies.

     GIAC's statutory basis financial statements appear in this Prospectus.


What Is Guardian Investor Services Corporation ("GISC")?


     GISC is wholly owned by GIAC. GISC was incorporated in the State of New York in 1968. GISC provides marketing services to GIAC and is the principal underwriter and distributor of the Policies. (See "Distribution Agreement and Other Selling Arrangements".) GISC is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). GISC is also registered with the SEC as an investment adviser and provides investment advisory services to the Stock Fund, Bond Fund and Cash Fund. GISC also serves as manager of one other open-end investment company. (See "The Funds".)


     The Policies are sold by registered representatives of GISC who are also licensed life insurance agents of GIAC. The Policies are also sold by registered representatives of other registered broker-dealers, including SB and Value Line Securities, Inc. which have entered into sales agreements with GISC. Registered representatives of these firms must also be licensed agents of GIAC. (See "Distribution Agreement and Other Selling Arrangements".)

What Is the "Free Look" Period?

     GIAC will refund the entire premium paid for a Policy if the Policy is returned within 10 days after the owner receives it or 45 days after the application for the Policy was signed, whichever is later. Longer periods apply in certain states. (See "Right to Examine a Policy ("Free Look").")

Can a Policy Be Exchanged for a Fixed Life Insurance Policy?

     The Policyowner may exchange this Policy for a fixed single premium whole life insurance policy on the life of the insured, without evidence of insurability, within 24 months of this Policy's issue date subject to certain conditions. (See "Right to Exchange for Fixed Life Insurance".) Under certain circumstances, a Policy may also be exchanged in accordance with state insurance regulations. (See "Substitution of Investments".)

What Is the Effect of Exchanging Another Life Insurance Contract for a Policy?

     Even though newly issued Policies are generally treated as "modified endowment contracts" under federal law, GIAC believes that a Policy received in exchange for another life insurance contract may not be so treated if: (1) the exchanged life insurance contract was not treated as a modified endowment contract prior to the exchange; and (2) a portion of the exchanged life insurance contract's cash value is applied to acquire a seven-year fixed-benefit level term insurance rider ("Term Rider") to the Policy received as a result of the exchange. The Term Rider provides an additional guaranteed amount of insurance which increases the Guaranteed Insurance Amount available under the Policy received upon the exchange for the first seven (7) years that such Policy is in force.

     The Term Rider expires after the Policy has been in force for seven (7) years. When the Term Rider expires, the guaranteed death benefit decreases by the face amount of the Term Rider to the Guaranteed Insurance Amount provided by the Policy without the Term Rider. The Term Rider has no effect on the Variable Insurance Amount under a Policy.

     Policies received as a result of all other exchanges will generally be treated as modified endowment contracts. (See "Federal Tax Considerations" and "Other Important Policy Provisions -- Exchange of Another Life Insurance Contract for a Policy".)

                                   THE POLICY


     The variable life insurance benefits provided by the Policies are funded through investments in Separate Account B (the "Account"). The benefits, charges and other major provisions of the Policies are described below. Other important Policy provisions are also described in this Prospectus. Unless otherwise noted, the term "Policy" refers to the Policy exclusive of the Term Rider. The provisions of the Policy may vary slightly from state to state due to variations in state regulatory requirements. For information about the Account, its operations and its investment divisions, see "The Investment Options."


Death Benefit

     The payable death benefit is the Guaranteed Insurance Amount, plus any positive Variable Insurance Amount on the date of the insured's death, minus any Policy debt (see "Policy Loan"). GIAC will ordinarily pay the death benefit proceeds to the named beneficiary within seven days after it receives due proof of the insured's death (e.g., a certified copy of the death certificate) at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002-6210. Registered, certified and express mail should be addressed to 3900 Burgess Place, Bethlehem, PA 18017. The proceeds may be paid in cash or under one or more of the payment options described under "Other Important Policy Provisions." GIAC will pay interest on the death proceeds from the date of death to the date the proceeds are paid. The interest rate will be the higher of (a) the rate set forth in Payment Option 1 or (b) the rate required by law.

     GIAC may postpone paying death benefit proceeds if the Policy is being contested or whenever the New York Stock Exchange is closed for trading or trading has been suspended, or when the SEC restricts trading or determines that a state of emergency exists which may make such payment impracticable.


     GIAC has reinsured, and intends to continue to reinsure, a portion of the risks assumed under the Policies.


Variable Insurance Amount

     The Variable Insurance Amount is the amount of insurance that is purchased or cancelled on each monthly Policy date in response to the Policy's investment returns. The Variable Insurance Amount is zero during the first Policy month. Thereafter, it may be positive or negative.

     GIAC determines the Variable Insurance Amount for each Policy month at the beginning of such month by combining the then-effective Variable Insurance Amount (whether positive or negative) with the amount of insurance that is purchased or cancelled by the Policy's investment returns for the preceding month (see "The Policy's Excess Investment Return"). For this reason, the Variable Insurance Amount changes only on a monthly Policy date.

     The Variable Insurance Amount for Policies issued in the standard and preferred underwriting classes may also be adjusted on each Policy Anniversary to reflect favorable mortality results (see "Underwriting").


     For example: Using the Policy illustrated on page 67 and assuming the 6% hypothetical gross annual investment return (equivalent to a net rate of return of 4.85%), the Variable Insurance Amount would affect the death benefit in the following manner:


                                            Guaranteed    Variable
                                             Insurance    Insurance    Death
                                              Amount       Amount     Benefit
                                              ------       ------     -------
     End of Policy Year 5...............     $113,608     $ 6,705     $120,313
     Change during Policy Year 6........            0       1,206        1,206
                                             --------     -------     --------
     End of Policy Year 6...............     $113,608     $ 7,911     $121,519

If instead the gross annual investment return during Policy year 6 had been 0% (equivalent to a net rate of return of -1.15%), the death benefit at the end of Policy year 6 would be affected as follows:

                                            Guaranteed    Variable
                                             Insurance    Insurance    Death
                                              Amount       Amount     Benefit
                                              ------       ------     -------
     End of Policy Year 5...............     $113,608     $ 6,705     $120,313
     Change during Policy Year 6........            0      (6,015)     (6,015)
                                             --------     -------     --------
     End of Policy Year 6...............     $113,608     $   690     $114,298

     Before GIAC recovers the Policy loading, the precise actual rate of return necessary to create a positive excess investment return will be less than 4%. After the Policy loading has been fully recovered from the account value, the Variable Insurance Amount will increase so long as the Policy's annual rate of return exceeds 4%. If the actual rate of return is less than 4%, the excess investment return will be negative, so the Variable Insurance Amount will decrease. In the absence of a mortality adjustment, a zero excess investment return results in no change in the Variable Insurance Amount. (See "The Policy's Excess Investment Return" and "Underwriting".)

     If the Variable Insurance Amount is negative at the end of a Policy month, the death benefit will equal the Guaranteed Insurance Amount for the next Policy month. The death benefit will exceed the Guaranteed Insurance Amount on the next monthly Policy date only if the excess investment return is sufficiently positive to offset the negative Variable Insurance Amount in the prior Policy month.

     For example: Using the Policy illustrated on page 64 and assuming a 0% hypothetical gross annual investment return (equivalent to a net rate of return of -1.15%) for the first five Policy years, the Variable Insurance Amount is -$25,909 at the end of Policy year 5. The death benefit cannot exceed the Guaranteed Insurance Amount at the end of Policy year 6 unless the rate of return in Policy year 6 is at least 34.07%.

     To calculate the Variable Insurance Amount purchased or cancelled for any month, GIAC uses a net single premium per $1 of paid-up whole life insurance based on the insured's sex and age at the Policy anniversary. For intermediate months, GIAC interpolates to arrive at net single premiums. Thus, for example, if the excess investment return for a female age 65 is $100, positive or negative, the Variable Insurance Amount will increase or decrease by $188 (see table on page 13). For a female, age 65 and 2 months, an excess investment return of $100, positive or negative, causes the Variable Insurance Amount to increase or decrease by $187.

     For example: Using the Policy illustrated on page 67 and assuming a 6% hypothetical gross annual investment return (equivalent to a net rate of return of 4.85%) the Variable Insurance Amount purchased or cancelled in Policy year 6 is less than the change occurring during Policy year 20.

                   Calculation of Change in Variable Insurance
                   Amount for the First Month of a Policy Year

                                                           6th          20th
                                                       Policy Year   Policy Year
                                                       -----------   -----------
(1) Account Value at Beginning of Policy Year.....      $  57,948     $  90,752
                                                        x   .0040     x   .0040
                                                        ---------     ---------
(2) Actual Investment Return......................      $     232     $     363
                                                        $  57,948     $  90,752
                                                        x   .0033     x   .0033
                                                        ---------     ---------
(3) Assumed Investment Return.....................      $     191     $     299
(4) Excess Investment Return
    [Subtract (3) from (2)].......................      $      41     $      64
(5) Net Single Premium............................         .46458        .67076
(6) Change in Variable Insurance
    Amount at end of the first month
    in the 6th and 20th Policy Years..............      $      88     $      95

     The net single premium used to calculate the Variable Insurance Amount increases as the insured ages (see table below). Thus, larger dollar amounts of excess investment return are required each year to maintain the same increases in the Variable Insurance Amount.

     The Policy includes a table of net single premiums for increasing or decreasing the Variable Insurance Amount based on a Policy's actual excess investment return. These premiums will not change if the insured's health changes after the Policy is issued. Unless distinctions based on the insured's sex are prohibited by state law, the net single premium will be lower for a Policy issued for a female than for a Policy issued for a male (see table below). The net single premium will also be lower for a Policy issued for an insured who is within one of GIAC's preferred or standard risk classes. The net single premium is also used to set the single premium payment to buy a Policy.

                    Table of Illustrative Net Single Premiums

                   Net Single Premium
                      Per $1.00 of                     Variable Insurance
                   Variable Insurance                  Amount Purchased or
                  Amount or Guaranteed                Cancelled by $1.00 of
                    Insurance Amount                    Investment Return
Attained            ----------------                    -----------------
  Age              Male         Female                 Male         Female
  ---              ----         ------                 ----         ------
    5            $ .09731      $ .08071              $ 10.28       $ 12.39
   15              .13484        .11146                 7.42          8.97
   25              .18165        .15426                 5.51          6.48
   35              .25173        .21509                 3.97          4.65
   45              .34749        .29718                 2.88          3.36
   55              .46704        .40160                 2.14          2.49
   65              .60301        .53300                 1.66          1.88
   75              .73828        .68489                 1.35          1.46
   85              .84665        .82411                 1.18          1.21

     Some states prohibit insurers from using actuarial tables that distinguish between men and women to determine premiums and benefits for life insurance policies. Where "unisex" rates are required by state law, GIAC uses the female attained age net single premium table, set forth above, to determine premium payments and the Variable Insurance Amount, as well as to perform other Policy calculations for both men and women. Otherwise, GIAC uses actuarial tables that differentiate on the basis of sex (see "Legal Considerations for Employers").

The Premium

     The minimum single premium payment is $5,000.

     In setting its premium rates, GIAC considers actuarial estimates for death benefits and cash value benefits, and classifies insureds by the underwriting risks. GIAC projects that there will be more favorable mortality results in the preferred and standard risk classes than in the substandard class. GIAC also considers expenses, investment experience and an amount to be contributed to its surplus. In addition, assets are allocated to GIAC's general account to accumulate as a reserve to cover the contingency that an insured may die at a time when the Guaranteed Insurance Amount exceeds the death benefit that would have been payable based upon the Policy's cumulative investment performance alone.

Underwriting

     GIAC issues Policies for insureds who are classified as preferred, standard or substandard risks.

     Insureds of the same age are grouped into a class which can be expected to produce mortality experience consistent with the actuarial structure for that class. GIAC uses the following underwriting methods for the Policies: (a) simplified underwriting not requiring a physical examination, and (b) paramedical or medical underwriting which requires an examination. The method of underwriting chosen for any given Policy will be based on age, premium or net amount at risk.

     Notwithstanding the simplified underwriting procedures, GIAC reserves the right to request a medical examination if an applicant's affirmative response to one of the medical questions in Part II of the application requires additional underwriting by GIAC. In all other situations, paramedical or medical underwriting will be used.

     Preferred classification is available for insureds age 20 or over if the premium is $50,000 or more. The proposed insured must also (a) be a non-smoker,
(b) be employed in a non-hazardous and healthful occupation, (c) be in superior physical condition and (d) have a favorable personal health history and favorable personal habits. GIAC deducts a lower risk charge from the gross single premium for preferred class insureds.

     For Policies issued in both the preferred and standard classes, the Variable Insurance Amount will be adjusted on the first Policy anniversary and may be adjusted on subsequent Policy anniversaries to reflect assumed favorable mortality results. This adjustment is called the "mortality adjustment." The preferred class mortality adjustment is currently based on a factor ranging between 0 and .011. The standard class mortality adjustment is currently based on a factor ranging between 0 and .002. The mortality adjustment factor is not guaranteed. The Variable Insurance Amount will be unaffected when the factor is zero and will increase when the factor is positive. GIAC adjusts the Variable Insurance Amount in response to the mortality adjustment factor by:

     (1) multiplying the total account value immediately before the Policy anniversary by

     (2) the adjustment factor for the applicable Policy anniversary (as set forth in the table included in a rider to the Policy) and dividing the result by

     (3) the net single premium for the insured's age at the Policy anniversary.

     No mortality adjustment will ever decrease the Variable Insurance Amount.

     Substandard insureds are not eligible for the mortality adjustment and are charged a higher premium for the same face amount of insurance protection. The premium paid for insureds who are classified as substandard will never be more than 120% of the premium that would be paid for the same Policy for a standard insured.

Charges Deducted from the Premium

     GIAC deducts certain charges from the single premium to reach the net premium, which is then allocated to the Account to support the benefits provided by the Policies. These charges are known as the "Policy loading." They are described below.

     Sales Charge. The sales charge is equal to 4% of the single premium. GIAC may reduce the sales charge for larger premiums, or when Policies are purchased to cover a group of individuals, or when Policies are sold to the employees of an employer. The dollar amount of sales load paid under a substandard risk Policy will exceed the dollar amount of sales load payable under a standard or preferred risk Policy because substandard risk premiums are higher for the same face amount. However, the sales charge for a substandard risk Policy will never exceed 4.8% of the single premium that would be required to purchase the same Policy in a standard risk class.

     The amount of the sales charge cannot be specifically related to sales expenses. To the extent that sales expenses are not recovered from the sales charge, they may be recovered from other sources, including the mortality and expense risk charge and mortality gains.

     Administrative Charge. This charge compensates GIAC for insurance underwriting, establishing and maintaining permanent Policy records, obtaining attending physician statements or medical examinations, if required, and other expenses incurred as Policies are issued. The administrative charge for a Policy is (a) $125 for issue ages 0-14, (b) $150 for issue ages 15-20, or (c) $5 for each $1,000 of face amount for issue ages 21 and over, with a minimum charge of $150 and a maximum charge of $500. This charge has been set at a level intended to recover no more than the actual costs associated with issuing the Policies.

     State Premium Tax Charge. GIAC deducts 2.25% of the single premium to pay taxes on premiums. Premium taxes vary from state to state, and range from zero to 4% currently. GIAC imposes this 2.25% charge regardless of the premium tax rate in effect in any state. Thus, a Policyowner may have a premium tax charge deducted from the Policy in situations when his or her state does not impose such a charge. The 2.25% rate is an approximate average of the premium taxes that GIAC expects to pay in all states for the Policies.

     Risk Charge. This charge is 1.5% of the single premium for Policies classified as standard or substandard risks and 1.0% of the single premium for Policies classified as preferred risks. The proceeds of this charge compensate GIAC for the risk GIAC assumes by guaranteeing that the death benefit will not be less than the Guaranteed Insurance Amount.

Allocation to the Account

     GIAC allocates the sum of the net premium and the Policy loading to the Account on the Policy date (i.e., the date GIAC receives the completed application or the date the premium is received if more than five business days later.)

     At the beginning of each of the second through the eleventh Policy years, GIAC subtracts 10% of the Policy loading from a Policy's account value. Thus, the Policy loading is actually paid in 10 installments over 10 years, rather than as a lump sum on the Policy date. The Policyowner will retain any earnings attributable to the unre-covered Policy loading that remains in the account value, but there can be no assurance that investment experience relating to the Policy loading will be favorable.

     For example: The following allocations apply for the indicated single premiums:

                           Female 55 -- Standard Risk

      Single            Face            Net          Policy          Initial
      Premium          Amount         Premium        Loading*       Allocation
     $ 10,000        $ 22,597        $  9,075        $    925        $ 10,000
       25,000          56,720          22,779           2,221          25,000
       50,000         113,608          45,625           4,375          50,000
      100,000         228,461          91,750           8,250         100,000

* GIAC is entitled to the full amount of the Policy loading on the Policy date and will recover the entire amount.

Allocation of Net Premium and Account Value Among Investment Options

     On the Policy date, the Policy's total account value is allocated to the Cash Fund Division and the Policy benefits begin to vary with investment results. The account value remains fully invested in the Cash Fund Division until the investment date (i.e., the later of 45 days from the date of the completed application or 10 days after the Policy was issued). On the investment date, GIAC will allocate the account value to up to four of the Policy's investment options in accordance with the instructions provided by the Policyowner on the application or any subsequently changed instructions received in writing before the investment date. The Policyowner may be invested in a maximum of four investment options at any given time.


     The Policyowner can change the allocation of the total account value among the Policy's investment options by writing to GIAC's Customer Service Office. The address for regular mail is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002-6210, and the address for registered, certified or express mail is 3900 Burgess Place, Bethlehem, Pennsylvania 18017. If the proper authorization is on file, the Policyowner may authorize transfers among the investment options by calling toll-free 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. (Eastern time) on days when GIAC is open for business. The caller must identify the Policy precisely and provide the Policyowner's Personal Security Code. GIAC will accept telephone transfer instructions from any caller who can provide all required identifying information. Policyowners risk possible loss of interest, capital appreciation and principal in the event of an unauthorized or fraudulent telephone transfer. GIAC, GISC, the Funds and the Trust shall not be liable for any loss, damage, cost or expense resulting from following the foregoing procedures to implement telephone transfer instructions which any of them reasonably believed to be genuine. But if the procedures are not followed, there may be liability for losses related to following fraudulent instructions. All or part of any telephone conversation relating to transfer instructions may be recorded by GIAC without prior disclosure to the caller. Reallocations and transfers are effected at the relative unit values for the affected investment options next determined after GIAC receives proper instructions. GIAC reserves the right to limit the frequency of reallocations and transfers among the investment options to not more than once every 30 days. GIAC also reserves the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

     Policyowners can only allocate or transfer into the investment division that invests in the Trust when units of the Trust are available. When the Trust matures, any account value held in its corresponding Trust Division will be automatically transferred to the Cash Fund Division unless the Policyowner directs otherwise. GIAC will notify Policyowners who have account values in the Trust Division of the impending maturity of its corresponding Trust 30 days in advance of the maturity date. The Policyowner must properly notify GIAC at its Customer Service Office, either in writing or by telephone, at least seven days prior to the maturity date of the Trust if he or she wants the account value attributable to the Trust transferred to an investment option other than the Cash Fund Division.

The Amount Invested: The Account Value

     Total Account Value. The total account value is the amount available for investment at any time. It is the sum of the account values held in each of the Policy's investment options, plus the amount set aside in GIAC's general account for any Policy debt. The Policyowner selects the investment options in which to place the unloaned account value (see "Policy Loan").

     Account Value in Each Investment Option. On the Policy date, the account value is the net premium plus the Policy loading. This amount will initially be allocated to the Cash Fund Division. On the investment date (defined above), GIAC will allocate the account value among up to four of the Policy's investment options.

     At the beginning of each Policy month, the portion of the Policy's account value in each investment option equals the proportionate amount of a Policy's net cash value (see "Cash Value Benefits") allocated to that particular option, plus a correspondingly proportionate amount of any unrecovered Policy loading. On each date during a Policy month, the portion of the account value allocated to any particular investment option will be adjusted to reflect the investment experience of that option (see "The Policy's Excess Investment Return").

Charges Under the Policy

     Cost of Life Insurance. GIAC calculates a charge for the cost of life insurance each day to determine a Policy's cash value (see "Net Cash Value"). GIAC deducts cost of life insurance charges from the account value at the end of each Policy month. This charge compensates GIAC for the anticipated cost of paying death benefits to the beneficiaries of those insureds who die during that period. The amount of the charge is calculated based upon: (a) the assumption that the actual number of deaths during the month will be accurately predicted by the 1980 Commissioners Standard Ordinary Mortality Tables; (b) the sum of the Guaranteed Insurance Amount and the Variable Insurance Amount provided during the month; and (c) the insured's age, sex (unless prohibited) and risk class. The cost of insurance generally increases with the attained age of the insured. The cost of insurance is higher for insureds classified as substandard than for insureds in the preferred or standard classes.


     Expenses Charged to All Investment Options. GIAC charges the Account at an effective annual rate of 0.50% of the average daily value of the aggregate assets of such accounts for mortality and expense risks assumed by GIAC. Thus, the dollar amount of this charge varies directly with the size of the accounts, which is increased by unrecovered Policy loadings, and may be increased or decreased by the investment performance. The mortality risk that GIAC assumes is that insureds may live for a shorter period of time than GIAC estimated, so more death benefits than expected will be payable. The expense risk that GIAC assumes is that expenses incurred in issuing and administering the Policies will be higher than estimated. If amounts collected through this charge exceed the amounts required to provide benefits or pay expenses, GIAC may realize a profit on the charge. GIAC may use any such profit to defray expenses incurred in selling the Policies.

     Other Charges Applicable to the Funds. The net asset values of each of the Funds reflect the deduction of investment advisory fees and other general operating expenses. Each Fund, with the exception of the International Fund, pays an annual investment advisory fee to its investment adviser equal to 0.50% of such Fund's average daily net assets. The International Fund pays an annual investment advisory fee that equals 0.80% of its average daily net assets. (See "The Funds".) The operational expenses for the Strategic Trust and the Centurion Fund reflect the effects of expense reimbursements paid by those funds to GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on their behalf. For the year ended December 31, 1996, GIAC was reimbursed

$601,135 by the Strategic Trust and $406,412 by the Centurion Fund. GIAC has also entered into an agreement with Value Line, Inc. pursuant to which Value Line compensates GIAC for marketing the Centurion Fund and the Strategic Trust to GIAC's policyowners. For the year ended December 31, 1996, GIAC received $153,151 from Value Line on behalf of the Centurion Fund and $259,361 from Value Line on behalf of the Strategic Trust. The accompanying prospectuses for the Funds describe investment advisory fees and other expenses in more detail, and should be read before making allocation or transfer decisions.


     Expenses Charged to the Division Investing in the Trust. GIAC charges the investment division investing in the Trust to obtain reimbursement for the transaction charges that it pays directly to SB when Trust units are sold to the Account. GIAC pays the transaction charges from its general account assets. The charge to the Trust Division equals an annual charge of 0.25% of the Division's assets. This amount may be increased in the future, but in no event will it exceed 0.50% of a Division's assets. GIAC does not expect to profit from this charge.

     The Trust pays certain fees, including bank trustee's and evaluator's fees in excess of those paid by SB. The Trust will hold one or more interest-bearing Treasury securities to provide income with which to pay the Trust's expenses. The prospectus for the Trust describes the Trust's fees and expenses in more detail, and should be read before making allocation or transfer decisions.


     Possible Charge for GIAC Income Taxes. GIAC does not charge the Account for federal, state or local income taxes attributable to such accounts or the Policies.

     However, GIAC reserves the right to impose additional charges if the income tax treatment of variable life insurance changes for insurance companies, or if there is a change in GIAC's tax status, or if GIAC becomes subject to any other tax-related economic burdens that are attributable to the Account or the Policies.

     Guarantee of Certain Charges. GIAC guarantees, and may not increase: the maximum level of its cost of insurance rates for each age, sex and risk class; the mortality and expense risks charge; and the maximum charge against the Trust Division.


The Policy's Excess Investment Return

     GIAC calculates and uses a Policy's excess investment return to purchase or cancel the amount of variable insurance provided by the Policy. The excess investment return is based upon a Policy's actual rate of return (see "Variable Insurance Amount").


     GIAC determines a Policy's actual rate of return monthly. The rate of return reflects, through the Policy's investment options, (a) increases or decreases in the net asset value of each Fund's shares plus any distribution made during the Policy month on such shares, (b) increases or decreases in the value of the units of the Trust plus any distribution made during the Policy month on such units, and (c) interest credited to the owner on any Policy loans, less any charges against the assets in each division (see "Charges Under the Policy").

     Each Fund's method for calculating its net asset value is described in its accompanying prospectus. Units of the Trust are valued at the "Sponsor's Repurchase Price" as defined in the accompanying prospectus for the Trust.


     A Policy's excess investment return is the account value at the beginning of the Policy month multiplied by the actual rate of return adjusted to the date of calculation, minus the cash value at the beginning of the month multiplied by an annualized rate of 4%. During the first 10 Policy years, the account value exceeds the cash value by the amount of the unrecovered Policy loading. The effect of the addition of the Policy loading to the account value during this period is to create greater increases in benefits if the actual rate of return is greater than zero, or to create larger decreases in benefits if the actual rate of return is less than zero. Regardless of the actual rate of return, however, GIAC will deduct the full amount of the Policy loading over a 10-year period as described in this Prospectus.

     There will be a positive excess investment return and the Variable Insurance Amount will increase for a Policy month if the actual rate of return is greater than 4% (on an annualized basis). Before GIAC recovers the entire Policy loading from the account value, the actual rate of return necessary to create a positive or negative excess investment return will vary with the amount of Policy loading remaining in the account value. After all Policy loading has been recovered, there will be a negative excess investment return if the actual rate of return is less than 4%, unless there is a mortality adjustment (see "Underwriting"). GIAC will reduce the Variable Insurance Amount if the excess investment return is negative.

Cash Value Benefits

     Cash Value. The cash value increases or decreases daily to reflect a Policy's actual rate of return. The cash value for a Policy at the end of a Policy month is equal to the net single premium per $1 of paid-up whole life insurance on that date multiplied by the sum of the Guaranteed Insurance Amount and the Variable Insurance Amount.

     The cash value on a date during a Policy month, assuming no Policy loans, can be expressed approximately as:

     (1) The cash value at the end of the preceding Policy month; plus

     (2) The actual rate of return (positive or negative) for a Policy applied to the account value, including any unrecovered Policy loading, at the beginning of the month; minus

     (3) The charge for the cost of insurance protection (which will vary monthly) provided since the end of the preceding Policy month. The cost of insurance charge is computed based upon the sum of the Guaranteed Insurance Amount and the Variable Insurance Amount provided during the month, and the insured's age, sex (unless prohibited) and risk class on such date. Except on Policy anniversaries after the 10th Policy year, the cash value does not equal the account value.

     No minimum amount of cash value is guaranteed.

     How Account Value Relates to Cash Value. The account value will exceed a Policy's cash value on the Policy date and during the first 10 Policy years by the amount of any unrecovered Policy loading. During a Policy month, the account value and cash value will also differ because the cash value reflects a daily adjustment for the cost of insurance protection while the corresponding adjustment to the account value is only made at the end of a Policy month. For these reasons, the account value is not a measure of the cash value except on monthly Policy dates after the 10th Policy year.

     Net Cash Value. The net cash value is the cash value minus any Policy debt. The net cash value does not include any unrecovered Policy loading.

     The Policyowner can surrender and cancel a Policy at any time while the insured is living and receive its net cash value. Partial surrenders are not permitted. GIAC will cancel the Policy as of the date it receives both a proper written request for cancellation and the Policy (or an acceptable affidavit of loss). GIAC will ordinarily pay the net cash value within seven days after it receives this required documentation, but payment may be deferred under certain limited circumstances (see "Deferment").

Policy Loan

     The Policyowner may borrow money from GIAC using a Policy as the only security for the loan. After the end of the "free look" period, a loan may be taken any time a Policy is in effect. The amount of the loan may not exceed the loan value of the Policy. The maximum loan value equals 90% of the Policy's cash value, less any outstanding loans and loan interest. The Policyowner may repay all or part of the loan at any time while the insured is living. Taking a loan from a Policy that is treated as a modified endowment contract may have Federal income tax consequences and, prior to age 59 1/2, a 10% penalty tax may be imposed (see "Federal Tax Considerations").

     The interest rate on loans is 4.75% a year. Policyowners are expected to pay loan interest on each Policy anniversary. Unpaid interest is added to the outstanding loan and thereafter bears interest at the same rate. The minimum loan is $500. The minimum loan repayment is $500 or the balance of the loan, if smaller. The sum of all outstanding loans plus accrued interest is called the Policy debt.


     Policyowners must complete and submit a Loan Form to GIAC's Customer Service Office to request a loan. Loan Forms are available from the Customer Service Office. To collateralize a loan, GIAC transfers the requested loan amount from the investment divisions of the Account to its general account as of the date it received the Loan Form. The loan request may designate the investment divisions of the Account from which the loan amount will be transferred. Without a designation, GIAC will transfer the loan amount proportionately from the investment divisions until they are exhausted.


     Loan repayments can be allocated to any investment option designated by the Policyowner so long as the Policyowner is not invested in more than four investment options thereafter. Without a designation, GIAC will allocate loan repayments among the investment options in proportion to the account value in each option as of the date of the repayment.

     Loan collateral held in GIAC's general account will be credited interest at the assumed rate of return of 4%. GIAC retains the difference between this credited rate of interest and the 4.75% loan interest paid by the Policyowner. GIAC reserves the right to reduce the credited rate of return in response to changes in tax laws affecting the Policy. Amounts transferred to GIAC's general account as Policy loan collateral no longer share in the investment experience of the options from which they were transferred. Accordingly, a loan will have a permanent effect on the Policy's death benefit and cash values even if the loan is repaid. The effect could be favorable or unfavorable, depending on investment experience while the loan is outstanding. Unpaid Policy debt reduces the payable death benefit and cash value proceeds.

     For example: Using the Policy illustrated on page 67 and assuming the 6% gross and annual investment return (equivalent to a net rate of return of 4.85%), and further assuming a loan of $4,000 at the end of Policy year 5, the death benefit at the end of Policy year 6 would be $121,451:

                                            Guaranteed    Variable
                                             Insurance    Insurance    Death
                                              Amount       Amount     Benefit
                                              ------       ------     -------
     End of Policy Year 5                    $113,608     $6,705     $120,313
     Change during Policy Year 6                    0      1,138        1,138
                                             --------     ------     --------
     End of Policy Year 6                    $113,608     $7,843     $121,451

     The increase is only $1,138 as compared to the $1,206 increase shown in the example on page 11. The difference reflects the fact that the loan amount held in GIAC's general account was credited with 4% rather than the 4.85% actual rate of return. If the insured had died during the 6th Policy year, the loan amount of $4,000 plus any accrued interest would have been deducted from the death benefit proceeds.

     If the Policy debt exceeds the cash value, GIAC will terminate the Policy. GIAC will provide 31 days written notice of its intent to terminate the Policy. If the Policy lapses with a loan outstanding, adverse tax consequences may result (see "Federal Tax Considerations").

Right to Exchange for Fixed Life Insurance

     The Policyowner may exchange a Policy for a single premium whole life insurance policy with benefits that do not vary with investment results. The exchange must be elected, in writing, within 24 months from the Policy issue date. No evidence of insurability is required. The new policy will be issued by GIAC or an affiliate.

     A cash adjustment on exchange will be calculated based on the Policy's net cash value minus the new policy's tabular cash value, adjusted for any additional reserves which the issuer of the new policy is required to maintain for the new policy. If the result is positive, GIAC will pay the Policyowner. If the result is negative, the Policyowner must pay GIAC before the new policy is issued. Under some circumstances, it may be less advantageous to exchange a Policy for a fixed life insurance policy than to purchase a fixed life insurance policy in the first instance.

     The new policy's owner and beneficiary will be the same as those of the Policy on the effective date of the exchange. The new policy will have the same issue date, risk class and face amount as the original Policy or, at the discretion of the Policyowner, the face amount of the original Policy plus the Variable Insurance Amount, if positive. (See "Federal Tax Considerations" for a discussion of the tax implications of an exchange.)

Right to Examine a Policy ("Free Look")

     A Policy may be returned within 10 days after the Policyowner receives it, or within 45 days after the Policyowner completes and signs Part I of the application for insurance, whichever is later. Longer periods may apply in certain states. The returned Policy can be mailed or delivered either to GIAC or to the registered representative who sold it. GIAC will void the returned Policy from the beginning and promptly refund the entire premium paid.

     GIAC reserves the right to defer accepting an application for a new Policy which specifies the same owner and the same insured as a returned Policy for up to six months.

Distribution Agreement and Other Selling Arrangements


     GISC is the principal underwriter, or distributor, of the Policies. GISC is registered with the SEC as a broker-dealer and is a member of the NASD. GIAC compensates GISC for distributing the Policies and other variable insurance products issued by GIAC, pursuant to a distribution agreement. The amounts paid or accrued to GISC under this agreement totalled $1,709,799, $1,409,708 and $1,851,468 in 1994, 1995 and 1996, respectively.


     GISC has entered into sales agreements with other SEC registered broker-dealer firms which are members of the NASD, including SB and Value Line Securities, Inc. Under these agreements, registered representatives of the firms can sell Policies if they are appropriately licensed and appointed as agents of GIAC.

     A sales commission of up to 4% of the premium paid for a Policy is payable to the GISC registered representative who sold the Policy. Firms that have entered into selling group agreements may receive override payments and expense reimbursements in connection with sales of the Policies. GISC may, from time to time, pay additional commissions or provide other non-cash promotional incentives to GISC registered representatives or other broker-dealers in connection with the sale of the Policies as permitted by law.

Federal Tax Considerations

     The following discussion of federal income tax considerations that relate to the Policies is based upon GIAC's understanding of federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS").These laws are complex, and tax results may vary among individuals. Anyone who buys a Policy or exercises elections under the Policy should seek competent tax advice.

     This is not an exhaustive discussion of all tax questions that might arise under the Policies. No attempt has been made to address any federal estate tax or state and local tax issues which may arise in connection with a Policy. For complete information, consult a qualified tax adviser.

     GIAC does not guarantee the tax status of any Policy and the following tax discussion is not intended as tax advice.

(a)  Tax Character of the Policy

     Section 7702 of the Code defines the term "life insurance contract" for federal income tax purposes. This definition can be satisfied by complying with either of two tests set forth in Section 7702. Although there is only limited official guidance on Section 7702, GIAC believes that the Policy should meet the statutory definition of a life insurance contract.


     Section 817(h) of the Code requires the investments of each division of the Account to be "adequately diversified" under Treasury regulations for the Policy to qualify as a life insurance contract under Section 7702. The investment advisers of the Funds are expected to comply with these diversification requirements.

     To date, no regulations or rulings have been issued to provide guidance regarding the circumstances under which a Policyowner's ability to control his or her investments under a Policy by exercising premium allocation and transfer privileges would cause him or her to be treated as the owner of a pro-rata portion of the assets in an insurance company's separate account. If a Policyowner was considered the owner of assets in the Account, the income and gains attributable to his or her Policy would be included in his or her gross income each year. GIAC currently believes that it, and not its Policyowners, is considered to own the Account's assets. However, GIAC cannot predict when the Treasury Department or the IRS will issue guidance regarding these matters, nor the nature of any such guidance. GIAC therefore reserves the right to modify the Policy, as necessary, to attempt to prevent a Policyowner from being considered the owner of a pro rata share of the assets of the Account, or to assure that the Policy continues to be treated as a life insurance contract under the Code.


(b)  Tax Treatment of Policy Benefits

     GIAC believes that benefits paid under the Policy should receive the same federal income tax treatment as the benefits from a fixed-benefit life insurance policy. Accordingly,

          (1) The death proceeds received by a beneficiary should not be subject to federal income tax, and cash value increases resulting from investment experience should not be subject to federal income tax unless they are distributed from a Policy before the insured's death. Income recognized from a pre-death distributions will be characterized and taxed as "ordinary income."

          (2) Interest on Policy loans, even if paid, is generally not tax deductible.

(c)  Status of the Policy as a "Modified Endowment Contract"

     Section 7702A of the Code classifies certain life insurance policies entered into after June 20, 1988 as "modified endowment contracts." A life insurance policy is a modified endowment contract if the cumulative amount paid under it at any time during the first seven Policy years exceeds the sum of the net level premiums which would have been paid to acquire paid-up future benefits through the payment of seven level annual premiums.

     In light of the Policy's premium requirements, a Policy entered into after June 20, 1988 is considered to be a "modified endowment contract" under Section 7702A of the Code. However, under certain limited circumstances, a Policy received after June 20, 1988 in exchange for another life insurance contract may not be treated as a mod-ified endowment contract. A prospective applicant should read "Other Important Policy Provisions -- Exchange of Another Life Insurance Contract for a Policy" carefully and consult a competent tax adviser before authorizing the exchange of his or her current life insurance contract. A Policy entered into prior to June 21, 1988 should not be characterized as a modified endowment contract, unless there is a material change in the benefits or other terms of that Policy. In that event, it may become a modified endowment contract.

     Distributions from Policies that are modified endowment contracts, including assignments, surrenders, maturity benefits, Policy loan proceeds and unpaid policy loan interest, are treated as taxable income to the extent that the cash value immediately before any such distribution exceeds the investment in the Policy. Investment in the Policy is defined as (a) the single premium paid for the Policy, plus the amount of any prior loan that has already been included in the Policyowner's gross income, minus (b) the aggregate amount of any prior distributions that were excluded from the Policyowner's gross income. In addition, the Code imposes a ten percent (10%) penalty tax on the taxable income from a distribution unless the distribution is made to a taxpayer who is at least 59 1/2 years old; or is attributable to a disability; or is a part of a series of substantially equal periodic payments for the taxpayer's life or the joint lives of the taxpayer and a beneficiary.

     All modified endowment contracts issued by GIAC (or its affiliates) to the same Policyowner during any calendar year are treated as one modified endowment contract for purposes of determining the taxable portion of any distribution.

     Distributions from Policies that are not modified endowment contracts should generally be treated as first recovering the investment in the Policy and then as distributing taxable income. Loans from such Policies should not be treated as distributions. Instead, such loans are generally treated as indebtedness of the Policyowner. However, if a Policy that is not a modified endowment contract lapses with an outstanding loan, cancellation of the loan and all accrued interest will be treated as a distribution and may be taxable. Generally, Policy loan interest is not tax deductible by the Policyowner.


(d)  Estate and Generation Skipping Transfer Taxes

     If the Policyowner is also the insured, the death benefit under a Policy will generally be included in the Policyowner's estate for purposes of federal estate tax. If the Policyowner is not the insured, under certain circumstances only the cash value would be so included. In general, estates of U.S. citizens or residents that are valued at less than $600,000 will not incur federal estate tax liability, and an unlimited marital deduction may be available for federal estate and gift tax purposes. Federal estate tax is integrated with federal gift tax under a unified rate schedule.

     As a general rule, designating a beneficiary or paying proceeds to a person who is two or more generations younger than the Policyowner, may cause a generation skipping transfer ("GST") tax to be payable. The GST tax is imposed at a rate that equals the maximum estate tax rate. Individuals are generally allowed an aggregate GST tax exemption of $1 million. Because these rules are complex, a legal or tax adviser should be consulted for specific information.

     The particular situation of each Policyowner or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate and GST taxes, as well as state and local estate, inheritance and other taxes.

(e)  Income Tax Withholding

     GIAC is generally required to withhold for income taxes applicable to taxable distributions. A Policyowner can elect in writing to not have income taxes withheld. If income tax is not withheld for a taxable distribution, or if an insufficient amount is withheld, tax payments may be required from the Policyowner later. Under the applic-able tax rules, penalties may be assessed against the Policyowner if withholding or estimated tax payments are insufficient. GIAC may also be required to withhold GST taxes if it does not receive satisfactory written notification that no such taxes are due.

(f)  Exchanging a Policy


     A life insurance contract received in exchange for a Policy entered into on or after June 21, 1988 will generally be treated as a modified endowment contract because the Policy being exchanged will typically be a modified endowment contract. Thus, exercising the exchange rights described in this Prospectus may have tax consequences. A Policyowner should consult a tax adviser before exchanging a Policy for another life insurance contract.

Legal Considerations for Employers

(a)  Gender Neutrality

     In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

     The Policy uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Policy generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Policies in connection with any employment-related insurance or benefits program should consult their legal advisers to determine whether the Policy is appropriate for this purpose.

(b)  Taxation

     The tax attributes of deferred compensation, split-dollar and salary continuance plans differ depending on the terms of each arrangement. If the value of a plan depends wholly or partially on its tax consequences, a qualified tax adviser should be consulted before a Policy is used in connection with the plan.

Voting Rights

     As explained under "The Funds," GIAC buys and sells shares of the Funds for the Account's Fund Divisions. GIAC is the record owner of such shares and will attend, and has the right to vote, at any meeting of a Fund's shareholders.

     To the extent required by applicable law, GIAC will vote the Fund shares that it owns through the Account according to instructions received from Policyowners. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it has received instructions. GIAC will vote any Fund shares that it is entitled to vote directly due to amounts it has contributed or accumulated in the applicable Fund Division in the same proportion as all of its Policyowners and contractowners vote, including those who participate in other GIAC separate accounts. If the applicable law or interpretations thereof change so as to permit GIAC to vote a Fund's shares in GIAC's own right or to restrict Policyowner voting, GIAC reserves the right to do so.

     GIAC will seek voting instructions from Policyowners for the number of shares attributable to their Policies. Policyowners are entitled to provide instructions if, on the applicable record date, they have allocated account values to the investment division which corresponds to the Fund for which a shareholder meeting is called. The record date shall be at least 10 and no more than 90 days before the meeting. GIAC determines the number of shares attrib-utable to a Policy by dividing the account value in the applicable Fund Division by the net asset value per Fund share as of the record date. Fractional shares are counted.

     If permitted by state insurance regulatory authorities, GIAC may disregard voting instructions relating to changes in a Fund's investment adviser, investment advisory contract, investment objective or investment policies. GIAC will only take such action if it reasonably disapproves the proposed changes, and, in the case of a change in investment adviser or an investment policy, if it makes a good faith determination that the proposed change is contrary to state law or otherwise inappropriate in view of the Fund's investment objective and purpose. GIAC will explain its actions in the next semi-annual report to Policyowners.

     GIAC will solicit voting instructions from Policyowners who have allocated or transferred values to the Trust Division in the manner described above. However, the matters to be voted upon will generally be limited to removing the trustee or to amend or terminate a Trust indenture.


Reports to Policyowners

     GIAC will send the Policyowner a statement setting forth the death benefit, cash value and the amount of any outstanding Policy debt as of each semi-annual Policy anniversary. These statements will also report the allocation of the account value among the Policy's investment options as of each semi-annual anniversary. GIAC also sends semi-annual and annual reports containing financial statements for the Account and the Funds to all Policyowners. GIAC sends annual reports containing financial statements for the Trust to each Policyowner who has allocated account value to the Trust Division.

                             THE INVESTMENT OPTIONS

The Guardian Separate Account B (the "Account")

     GIAC established the Account under Delaware law in November 1984. The Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision of the management of the Account or GIAC by the SEC.

     The Account is a separate investment account of GIAC. It is used only to support the death benefits and cash values of the variable life insurance policies described in this Prospectus. The assets in this Account are kept separate from GIAC's general account and other separate accounts. Income and realized and unrealized gains or losses from assets in the Account are credited to, or charged against, the Account without regard to other income, gains or losses in GIAC's other accounts.

     GIAC owns the assets in the Account and is required to maintain assets which are at least equal to the reserves and other liabilities of the Account. Assets equal to such reserves and other liabilities may not be charged with liabilities that arise from any other business GIAC conducts. GIAC may also retain assets which exceed the reserves and liabilities of the Account in the Account. Such assets can include GIAC's direct contributions to the Account, accumulated mortality and expense risks charges, mortality gains, recovered Policy loading, or the investment results attributable to GIAC's retained assets. Because such retained assets do not relate to GIAC's obligations under the Policies, GIAC may transfer them from the Account to its general account.

     All assets of the Account are held in custody for safekeeping by GIAC. There are currently seven investment divisions within the Account. Six divisions invest in shares of the Funds and one division invests in units of the Trust. The assets of each investment division of the Account are kept physically segregated and held separate and apart from assets of the other divisions. The Account maintains a record of all purchases and redemptions for shares of the Funds and units of the Trust held in each Account Division.


     GIAC retains the right, subject to applicable law, to (1) deregister the Account under the 1940 Act; (2) operate the Account as a management investment company or any other form permitted by law; (3) combine any two or more separate accounts; (4) transfer the assets of the Account to another separate account; and (5) modify the Contracts as necessary to preserve the favorable tax treatment accorded to them under the Code, including modifications designed to prevent the Policyowner from being considered the owner of the assets of the Account and, consequently, to be subject to taxation.


The Funds

     Each Fund is a diversified, open-end management investment company, and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of a Fund. GIAC buys shares of each Fund for the corresponding Fund Division within the Account at net asset value (i.e., without sales load). All dividends and capital gains distributions received from a Fund are reinvested in that Fund's shares at net asset value and retained in the Fund's corresponding Fund Division. GIAC redeems Fund shares at their net asset value to pay Policy benefits and effect Policy transactions, such as loans or transfers.

     Each Fund has an investment objective which it tries to achieve by following specified investment policies. The objective and policies of each Fund will affect its potential returns and its risks. There is no guarantee that a Fund will achieve its investment objective. The following chart states each Fund's objective and lists typical portfolio investments.

FUND                       INVESTMENT OBJECTIVE(S)     TYPICAL INVESTMENTS
--------------------------------------------------------------------------------

The Guardian Stock Fund    Long-term growth of         U.S. common stocks and
                           capital                     convertible securities

The Guardian Bond Fund     Maximum income without      Investment grade debt
                           undue risk of principal;    obligations, including
                           capital appreciation is a   mortgage-backed and
                           secondary objective         asset-backed securities,
                                                       and U.S. government
                                                       securities

The Guardian Cash Fund     High level of current       Money market instruments
                           income consistent with
                           liquidity and
                           preservation of capital

Baillie Gifford            Long-term capital           Common stocks and
International Fund         appreciation                convertible securities
                                                       issued by foreign
                                                       companies

Value Line Centurion Fund  Long-term growth of         U.S. common stocks ranked
                           capital                     1 or 2 by the Value Line
                                                       Ranking System*

Value Line Strategic       High total investment       U.S. common stocks ranked
Asset Management Trust     return (current income      1 or 2 by the Value Line
                           and capital appreciation)   Ranking System*, bonds
                           consistent with             and money market
                           reasonable risk             instruments


The Stock, Bond and Cash Funds are advised by GISC, 201 Park Avenue South, New York, New York 10003. GISC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). GISC is wholly owned by GIAC. Each of these Funds pays GISC an investment advisory fee at an annual rate of 0.50% of the Fund's average daily net assets for the services and facilities GISC provides to the Fund. GISC also serves as the investment adviser to six of the eight series funds comprising The Park Avenue Portfolio, a family of mutual funds, and is the investment adviser of one of the three series funds of GIAC Funds, Inc. GISC also serves as manager of one other open-end investment company.

The International Fund is one of the three series funds comprising GIAC Funds, Inc. The International Fund is advised by Guardian Baillie Gifford Limited ("GBG"), 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. GBG is registered as an investment adviser under the Advisers Act and is a member of Great Britain's Investment Management Regulatory Organization Limited ("IMRO"). GBG was incorporated in Scotland by GIAC and Baillie Gifford Overseas Limited ("BG Overseas") in November 1990. GBG is also the investment adviser of two of the eight series funds comprising The Park Avenue Portfolio and a second series fund within GIAC Funds, Inc. Baillie Gifford International Fund pays GBG an investment advisory fee at an annual rate of 0.80% of the Fund's average daily net assets for the services and facilities GBG provides to the Fund.


GBG has appointed BG Overseas to serve as sub-investment adviser to the Baillie Gifford International Fund. Like GBG, BG Overseas is located at 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. BG Overseas is also registered

----------
* The Value Line Ranking System has been used substantially in its present form since 1965. The System ranks stocks on a scale of 1 (highest) to 5 (lowest) for year-ahead relative performance (timeliness).

under the Advisers Act and is a member of IMRO. BG Overseas is wholly owned by Baillie Gifford & Co., which is currently one of the largest investment management partnerships in the United Kingdom. BG Overseas advises several institutional clients situated outside of the United Kingdom, and is also the sub-investment adviser to the two series funds within The Park Avenue Portfolio that are advised by GBG and a second series fund within GIAC Funds, Inc. One half of the investment advisory fees paid by the International Fund to GBG is payable by GBG to BG Overseas for its services as the International Fund's sub-investment adviser. No separate or additional fee is paid by this Fund to BG Overseas.


The Strategic Trust and the Centurion Fund are advised by Value Line, Inc. ("Value Line"), 220 East 42nd Street, New York, New York 10017. Value Line is registered as an investment adviser under the Advisers Act. Each of the Value Line funds pays Value Line an investment advisory fee at an annual rate of 0.50% of the fund's average daily net assets for the services and facilities Value Line provides to the fund. Value Line also serves as the investment adviser to its own family of mutual funds and publishes The Value Line Investment Survey and The Value Line Mutual Fund Survey.

The Trust

     The objective of the Trust is to provide safety of capital and income through investment in a fixed portfolio of zero coupon securities. Zero coupon securities are U.S. Treasury securities that have been stripped of their unmatured interest coupons, the stripped coupons or receipts and certificates for such coupons. Zeros are issued and sold at a steep discount from their face value, and do not pay interest prior to maturity or a specified maturity date. The market prices of zero coupon securities generally are more volatile than the market prices of conventional interest-bearing securities. Smith Barney Inc. ("SB"), a subsidiary of The Travelers Inc., is the sponsor of the Trust and sells units of the Trust to GIAC for the Account. Because the Trust invests in a specified portfolio of zero coupon securities, there is no investment manager.


     The maturity date of the Trust is November 15, 2004. The estimated annual rate of return to maturity of the Trust as of February 28, 1997 is 6.52%. This rate reflects the estimated compound rate of growth in the Trust's units, as well as the charge for mortality and expense risks and the daily asset charge that reimburses GIAC for transaction costs relating to the Trust (See "Expenses Charged to All Investment Options" and "Expenses Charged to the Division Investing in the Trust."). It does not reflect the applicable charges for Policy loading and cost of insurance that are also deducted under a Policy. Since the value of the Trust's units will vary daily to reflect the market value of the zero coupon securities held in its portfolio, the compound rate of growth to maturity and, hence, the estimated rate of return to maturity will also vary daily.


     Fluctuations in the value of the Trust's units will also affect the Variable Insurance Amount and cash values under a Policy which has account value allocated to the Trust Division.

     GIAC buys and sells units in the Trust in response to premium allocations and other Policy transactions, such as transfers or Policy Loans, and to pay Policy benefits. SB has undertaken to maintain a secondary market in units of the Trust, and GIAC sells units back to the Trust.

     GIAC and SB reserve the right to cease offering units of the Trust and to create additional Trusts in the future.

     The accompanying prospectus for The Smith Barney Fund of Stripped ("Zero") U.S. Treasury Securities, Series A contains more detailed information about the Trust. Read the prospectus carefully before investing.

Substitution of Investments

     GIAC can substitute shares or units of another mutual fund or unit investment trust for shares of a Fund or the Trust if: (a) it is determined that a Fund or the Trust no longer suits the purposes of the Policies due to a change in its investment objectives or restrictions; (b) the shares or units of a Fund or the Trust are no longer available for investment; or (c) in GIAC's view it has become inappropriate to continue investing in the shares or units of a Fund or the Trust. Before effecting a substitution, GIAC will obtain approval from the SEC, the Delaware Insurance Department or such other regulatory authorities as may be necessary.

     An affected Policyowner may exchange a Policy for a fixed life insurance policy in accordance with state insurance regulations if the Trust has been terminated or ceases to have available units prior to its maturity date, or if any Fund: (a) changes its investment adviser, or (b) makes material changes in its investment objectives or restrictions. A Policyowner will be affected by these events if he or she has allocated or transferred some or all of his or her account value to the Trust or the applicable Fund when the event occurs.

     GIAC will notify the affected Policyowners, in writing, if any such event occurs and will describe the terms for an exchange. An affected Policyowner will be able to exchange a Policy within 60 days of receiving such notice, or by the effective date of the change, whichever is later. Exchanging a Policy may have tax consequences.

                                                     OTHER INFORMATION

Management of GIAC

      The names of GIAC's directors and officers and a brief statement of each person's business experience for the past five years appears below. Unless otherwise noted, the business address for these individuals is 201 Park Avenue South, New York, New York 10003.


      The directors and officers of GIAC are named below together with information about their principal occupations and affiliations during the past five years. The business address of each director and officer is 201 Park Avenue South, New York, New York 10003. The "Guardian Fund Complex" referred to in the biographical information is comprised of (1) The Guardian Stock Fund, Inc., (2) The Guardian Bond Fund, Inc., (3) The Guardian Cash Fund, Inc., (4) The Park Avenue Portfolio (a series trust that issues its shares in eight series) and (5) GIAC Funds, Inc. (a series fund that issues its shares in three series).


Name                     Title          Business History
----                     -----          ----------------


CHARLES E. ALBERS        Vice           Senior Vice President, The Guardian Life
                         President,     Insurance Company of America. Executive
                         Equity         Vice President of Guardian Investor
                         Securities     Services Corporation and Guardian Asset
                                        Management Corporation. Officer of
                                        various mutual funds within the Guardian
                                        Fund Complex. Director of Guardian
                                        Baillie Gifford Limited.

MICHELE S. BABAKIAN      Vice           Vice President, Fixed Income Securities,
                         President      The Guardian Life Insurance Company of
                                        America 1/95 - present; Second Vice
                                        President prior thereto. Vice President
                                        of Guardian Asset Management
                                        Corporation, Guardian Investor Services
                                        Corporation and various mutual funds
                                        within the Guardian Fund Complex.

JOSEPH A. CARUSO         Secretary      Vice President and Corporate Secretary,
                                        The Guardian Life Insurance Company of
                                        America 3/96 - present; Second Vice
                                        President and Corporate Secretary 1/95 -
                                        2/96; Corporate Secretary 10/92 - 12/94;
                                        Assistant Secretary prior thereto.
                                        Secretary, Guardian Investor Services
                                        Corporation, Guardian Asset Management
                                        Corporation, Guardian Baillie Gifford
                                        Limited and various mutual funds within
                                        the Guardian Fund Complex.

PHILIP H. DUTTER         Director       Management Consultant (self-employed).
                                        Director of The Guardian Life Insurance
                                        Company of America 3/88 - present.
                                        Director of Guardian Investor Services
                                        Corporation.

JOHN M. FAGAN            Vice           Vice President, Life Policy Operations,
                         President      The Guardian Life Insurance Company of
                                        America. Vice President of Guardian
                                        Investor Services Corporation.

Name                     Title          Business History
----                     -----          ----------------


ARTHUR V. FERRARA        Director       Retired. Chairman of the Board and Chief
                                        Executive Officer, The Guardian Life
                                        Insurance Company of America 1/93 -
                                        12/95; President and Chief Executive
                                        Officer prior thereto. Director 1/81 -
                                        present. Director (Trustee) of Guardian
                                        Investor Services Corporation and
                                        various mutual funds within the Guardian
                                        Fund Complex.

RODOLFO E.               Chief          Vice President and Chief Medical
FIDELINO, M.D.           Medical        Director, The Guardian Life Insurance
                         Director       Company of America.

CHARLES G. FISHER        Vice           Second Vice President and Actuary, The
                         President      Guardian Life Insurance Company of
                         and Actuary    America.

WILLIAM C. FRENTZ        Vice           Vice President, Real Estate, The
                         President,     Guardian Life Insurance Company of
                         Real Estate    America.

LEO R. FUTIA             Director       Retired. Former Chairman of the Board
                                        and Chief Executive Officer, The
                                        Guardian Life Insurance Company of
                                        America; Director 5/70 - present.
                                        Director (Trustee) of Guardian Investor
                                        Services Corporation and various mutual
                                        funds within the Guardian Fund Complex.
                                        Director (Trustee) of various mutual
                                        funds sponsored by Value Line, Inc.

ALEXANDER M.             Second         Second Vice President, Investments, The
GRANT, JR.               Vice           Guardian Life Insurance Company of
                         President      America 1/97 - present; Assistant Vice
                                        President prior thereto. Second Vice
                                        President, Guardian Investor Services
                                        Corporation. Officer of various mutual
                                        funds within the Guardian Fund Complex.

EARL C. HARRY            Treasurer      Treasurer, The Guardian Life Insurance
                                        Company of America 11/96 - present;
                                        Assistant Treasurer prior thereto.
                                        Treasurer of Guardian Investor Services
                                        Corporation.

RAYMOND J. HENRY         Second         Second Vice President, Fixed Income
                         Vice           Securities, The Guardian Life Insurance
                         President      Company of America 1/94 - present;
                                        Assistant Vice President prior thereto.

THOMAS R. HICKEY, JR.    Vice           Vice President, Equity Operations, The
                         President,     Guardian Life Insurance Company of
                         Operations     America. Vice President, Guardian
                                        Investor Services Corporation. Vice
                                        President of various mutual funds within the Guardian Fund Complex.

PETER L. HUTCHINGS       Director       Executive Vice President and Chief
                                        Financial Officer, The Guardian Life
                                        Insurance Company of America. Director
                                        of Guardian Investor Services
                                        Corporation and Guardian Asset
                                        Management Corporation.

Name                     Title          Business History
----                     -----          ----------------


RYAN W. JOHNSON          Vice           Second Vice President, Equity Sales, The
                         President      Guardian Life Insurance Company of
                         and National   America 3/95 - present; Regional Sales
                         Sales          Director for Equity Products, Western
                         Director       Division, prior thereto.

FRANK J. JONES           Executive      Executive Vice President and Chief
                         Vice           Investment Officer, The Guardian Life
                         President,     Insurance Company of America 1/94 -
                         Chief          present; Senior Vice President and Chief
                         Investment     Investment Officer prior thereto.
                         Officer and    Director, Guardian Investor Services
                         Director       Corporation, Guardian Baillie Gifford
                                        Limited and Guardian Asset Management
                                        Corporation. Officer of various mutual
                                        funds within the Guardian Fund Complex.

EDWARD K. KANE           Senior         Executive Vice President, The Guardian
                         Vice           Life Insurance Company of America 1/97 -
                         President      present; Senior Vice President and
                         and Director   General Counsel prior thereto; Director
                                        11/88 - present. Senior Vice President,
                                        General Counsel and Director, Guardian
                                        Investor Services Corporation. Director,
                                        Guardian Asset Management Corporation.

ANN T. KEARNEY           Second         Second Vice President, Group Pensions,
                         Vice           The Guardian Life Insurance Company of
                         President      America 1/95 - present; Assistant Vice
                                        President and Equity Controller 6/94 -
                                        12/94; Assistant Controller prior
                                        thereto. Controller of various mutual
                                        funds within the Guardian Fund Complex.


GARY B. LENDERINK        Vice           Vice President, Group Pensions, The
                         President,     Guardian Life Insurance Company of
                         Group          America 1/95 - present; Second Vice
                         Pensions       President prior thereto.


FRANK L. PEPE            Vice           Vice President and Controller, Equity
                         President      Products, The Guardian Life Insurance
                         and            Company of America 1/96 - present;
                         Controller     Second Vice President and Controller,
                                        Equity Products prior thereto. Vice
                                        President and Controller of Guardian
                                        Investor Services Corporation. Officer
                                        of various mutual funds within the
                                        Guardian Fund Complex.

RICHARD T. POTTER, JR.   Vice           Vice President and Equity Counsel, The
                         President      Guardian Life Insurance Company of
                         and Counsel    America 1/96 - present; Second Vice
                                        President and Equity Counsel 1/93 -
                                        12/95; Counsel prior thereto. Vice
                                        President and Counsel of Guardian
                                        Investor Services Corporation. Counsel
                                        of Guardian Asset Management Corporation and various mutual funds within the Guardian Fund Complex.

Name                     Title          Business History
----                     -----          ----------------


JOSEPH D. SARGENT        President,     President, Chief Executive Officer and
                         Chief          Director, The Guardian Life Insurance
                         Executive      Company of America 1/96 - present;
                         Officer and    President 1/93 - 12/95; Executive Vice
                         Director       President prior thereto; Director 1/93-
                                        present. Chairman of the Board of
                                        Guardian Investor Services Corporation,
                                        Guardian Asset Management Corporation
                                        and various mutual funds within the
                                        Guardian Fund Complex. Director of
                                        Guardian Baillie Gifford Limited.

JOHN M. SMITH            Executive      Executive Vice President, The Guardian
                         Vice           Life Insurance Company of America 1/95 -
                         President      present; Senior Vice President, Equity
                         and Director   Products prior thereto. President and
                                        Director, Guardian Investor Services
                                        Corporation and Guardian Asset
                                        Management Corporation. President,
                                        GIACFunds, Inc. Director, Guardian
                                        Baillie Gifford Limited.


DONALD P.                Vice           Second Vice President, The Guardian Life
SULLIVAN, JR.            President      Insurance Company of America
                                        1/95-present; Assistant Vice President
                                        prior thereto. Vice President of
                                        Guardian Investor Services Corporation.

WILLIAM C. WARREN        Director       Retired. Dean Emeritus, Columbia Law
                                        School. Former Chairman of the Board,
                                        Sandoz, Inc.; Director of The Guardian
                                        Life Insurance Company of America since
                                        1/57 and Director of Guardian Investor
                                        Services Corporation.

     No officer or director of GIAC receives any compensation from the Account. No separately allocable compensation has been paid by GIAC, or any of its affiliates, to any person listed above for services rendered to the Account.

State Regulation

     GIAC is subject to the laws of the state of Delaware governing insurance companies and to regulation by Delaware's Commissioner of Insurance (the "Commissioner"). In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed. An annual statement in a prescribed form, including a separate statement with respect to the operations of GIAC's separate accounts, must be filed with the Commissioner and with regulatory authorities of other states on or before March 1st in each year. This statement covers GIAC's operations for the preceding year and its financial condition as of December 31st of that year. GIAC's affairs are subject to review and examination conducted by the Commissioner at least once in every five years.

     Guardian Life, GIAC's corporate parent, is subject to the laws of the State of New York governing insurance companies and to regulation by the Superintendent of Insurance of New York. Similarly, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate and is required to submit annual statements in the form described above to New York and to the other states and jurisdictions. Its affairs are subject to review and examination by the Superintendent of Insurance of New York and his agents at all times, and a full examination is made at least once in every five years.

Legal Proceedings

     There are no legal proceedings pending to which the Account is a party which would materially affect the Account.

Legal Matters

     The legal validity of the Policies described in this Prospectus has been passed upon by Richard T. Potter, Jr., Vice President and Equity Counsel of Guardian Life and Vice President and Counsel of GIAC.

Registration Statement

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC on behalf of the Account relating to the Policies described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

Independent Accountants


     Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants for the Account and for GIAC.


Experts

     Actuarial matters included in this Prospectus have been examined by Charles
G. Fisher, F.S.A., Second Vice President and Actuary of Guardian Life and Vice President and Actuary of GIAC. His opinion appears as an exhibit to the Registration Statement for the Account filed with the SEC.

Financial Statements


     The financial statements of the Account and statutory basis financial statements of GIAC are set forth in this Prospectus. The financial statements of GIAC should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of GIAC to meet its obligations under a Policy.

                         THE GUARDIAN SEPARATE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1996

                                                                                                           Baillie
                                                     Guardian          Guardian          Guardian          Gifford
                                                       Stock             Bond              Cash         International
                                   Combined            Fund              Fund              Fund              Fund
                                 ------------------------------------------------------------------------------------
FIFO Cost .................              --        $ 92,392,874      $ 29,039,755      $ 38,982,305      $ 12,129,245
                                 ------------      ------------      ------------      ------------      ------------

Assets
  Shares outstanding ......              --           3,440,374         2,373,900         3,898,232           825,910
  Net asset value per share
    (NAV) .................              --               38.59             11.83             10.00             17.26
    Total Assets
      (Shares x NAV) ......      $325,999,216       132,764,044        28,083,235        38,982,305        14,255,211
                                 ------------      ------------      ------------      ------------      ------------
Liabilities
  Due to The Guardian
    Insurance & Annuity
    Co., Inc ..............           491,536            95,432            21,535           278,515            10,342
                                 ------------      ------------      ------------      ------------      ------------

Net Assets-- Note 4 .......      $325,507,680      $132,668,612      $ 28,061,700      $ 38,703,790      $ 14,244,869
                                 ============      ============      ============      ============      ============


                                                    Value Line
                                                    Strategic              Smith Barney Fund
                                  Value Line          Asset          ------------------------------
                                  Centurion         Management          1995              2004
                                     Fund             Trust             Trust             Trust
                                 ------------------------------------------------------------------
FIFO Cost .................      $ 53,385,008      $ 17,678,472      $       --        $  3,789,896
                                 ------------      ------------      ------------      ------------

Assets
  Shares outstanding ......         3,185,336         1,190,896              --          11,063,183
  Net asset value per share
    (NAV) .................             24.83             21.90              --               .6094
    Total Assets
      (Shares x NAV) ......        79,091,883        26,080,634              --           6,741,904
                                 ------------      ------------      ------------      ------------
Liabilities
  Due to The Guardian
    Insurance & Annuity
    Co., Inc ..............            57,627            20,467              --               7,618
                                 ------------      ------------      ------------      ------------

Net Assets-- Note 4 .......      $ 79,034,256      $ 26,060,167      $       --        $  6,734,286
                                 ============      ============      ============      ============


                       See notes to financial statements.

                         THE GUARDIAN SEPARATE ACCOUNT B

                        COMBINED STATEMENT OF OPERATIONS


                          Year Ended December 31, 1996


                                                                                                                  Baillie
                                                            Guardian          Guardian          Guardian          Gifford
                                                              Stock             Bond              Cash         International
                                          Combined            Fund              Fund              Fund              Fund
                                        ---------------------------------------------------------------------------------------

Investment Income:
  Income
    Reinvested dividends .........      $  6,672,137       $  1,647,066       $  1,805,946       $  2,281,404      $    191,682
  Expenses:  -- Note 3
  Mortality and expense risk
     charges .....................         1,627,892            600,492            148,959            236,546            68,284
                                        ------------       ------------       ------------       ------------      ------------
  Net Investment income/
   (expense) .....................         5,044,245          1,046,574          1,656,987          2,044,858           123,398
                                        ------------       ------------       ------------       ------------      ------------

Realized and Unrealized Gain/
  (Loss) From investments:
  Realized gain/(loss)
    from investments:
    Net realized gain/(loss)
      from sale of
      investments ................        31,428,234         14,529,250            (55,858)              --           1,323,959
    Reinvested realized gain
      distributions ..............        24,404,170         14,617,378               --                 --             189,128
                                        ------------       ------------       ------------       ------------      ------------
  Net realized gain/(loss) on
      investments ................        55,832,404         29,146,628            (55,858)              --           1,513,087
                                        ------------       ------------       ------------       ------------      ------------

  Unrealized appreciation/
    (depreciation) of investments:
      End of year ................        78,601,661         40,371,170           (956,520)              --           2,125,966
      Beginning of year ..........        92,971,957         43,614,273            (92,272)              --           1,973,564
                                        ------------       ------------       ------------       ------------      ------------

    Change in unrealized
      appreciation/
      (depreciation) .............       (14,370,296)        (3,243,103)          (864,248)              --             152,402
                                        ------------       ------------       ------------       ------------      ------------

  Net realized and unrealized
    gain/(loss) from
    investments ..................        41,462,108         25,903,525           (920,106)              --           1,665,489
                                        ------------       ------------       ------------       ------------      ------------

Net Increase (Decrease) in
  Net Assets Resulting
From Operations ..................      $ 46,506,353       $ 26,950,099       $    736,881       $  2,044,858      $  1,788,887
                                        ============       ============       ============       ============      ============



                                                           Value Line
                                                           Strategic                Smith Barney Fund
                                         Value Line          Asset            ------------------------------
                                         Centurion         Management           1995              2004
                                            Fund              Trust             Trust             Trust
                                        --------------------------------------------------------------------

Investment Income:
  Income
    Reinvested dividends .........      $    324,498       $    421,541       $       --        $       --
  Expenses:  -- Note 3
  Mortality and expense risk
     charges .....................           384,615            136,805               --              52,191
                                        ------------       ------------       ------------      ------------
  Net Investment income/
   (expense) .....................           (60,117)           284,736               --             (52,191)
                                        ------------       ------------       ------------      ------------

Realized and Unrealized Gain/
  (Loss) From investments:
  Realized gain/(loss)
    from investments:
    Net realized gain/(loss)
      from sale of
      investments ................        10,162,138          4,611,619               --             857,126
    Reinvested realized gain
      distributions ..............         8,355,825          1,241,839               --                --
                                        ------------       ------------       ------------      ------------
  Net realized gain/(loss) on
      investments ................        18,517,963          5,853,458               --             857,126
                                        ------------       ------------       ------------      ------------

  Unrealized appreciation/
    (depreciation) of investments:
      End of year ................        25,706,875          8,402,162               --           2,952,008
      Beginning of year ..........        32,739,717         10,872,368               --           3,864,307
                                        ------------       ------------       ------------      ------------

    Change in unrealized
      appreciation/
      (depreciation) .............        (7,032,842)        (2,470,206)              --            (912,299)
                                        ------------       ------------       ------------      ------------

  Net realized and unrealized
    gain/(loss) from
    investments ..................        11,485,121          3,383,252               --             (55,173)
                                        ------------       ------------       ------------      ------------

Net Increase (Decrease) in
  Net Assets Resulting
From Operations ..................      $ 11,425,004       $  3,667,988       $       --        $   (107,364)
                                        ============       ============       ============      ============


                       See notes to financial statements.

                         THE GUARDIAN SEPARATE ACCOUNT B

                          Year Ended December 31, 1995

                                                                                                                   Baillie
                                                             Guardian          Guardian          Guardian          Gifford
                                                               Stock             Bond              Cash         International
                                           Combined            Fund              Fund              Fund              Fund
                                         -------------------------------------------------------------------------------------
Investment Income:
  Income:
    Reinvested dividends ..........      $  7,659,873      $  2,578,648      $  1,774,450       $  2,478,072      $    213,616
  Expenses: -- Note 3
  Mortality and  expense risk
     charges ......................         1,550,245           529,940           153,576            232,823            66,058
                                         ------------      ------------      ------------       ------------      ------------
  Net Investment income/
   (expense) ......................         6,109,628         2,048,708         1,620,874          2,245,249           147,558
                                         ------------      ------------      ------------       ------------      ------------

Realized and Unrealized Gain/
  (Loss) From investments:
  Realized gain/(loss)
    from investments:
    Net realized gain/(loss)
      from sale of
      investments .................         5,961,186           543,943            13,619               --              46,147
    Reinvested realized gain
      distributions ...............         6,137,653         3,764,569              --                 --             486,566
                                         ------------      ------------      ------------       ------------      ------------
  Net realized gain/(loss) on
      investments .................        12,098,839         4,308,512            13,619               --             532,713
                                         ------------      ------------      ------------       ------------      ------------

  Unrealized appreciation/
    (depreciation) of investments:
      End of year .................        92,971,957        43,614,272           (92,272)              --           1,973,564
      Beginning of year ...........        45,567,543        21,374,190        (3,184,215)              --           1,522,968
                                         ------------      ------------      ------------       ------------      ------------

    Change in unrealized
      appreciation/
      (depreciation) ..............        47,404,414        22,240,082         3,091,943               --             450,596
                                         ------------      ------------      ------------       ------------      ------------

  Net realized and unrealized
    gain/(loss) from
    investments ...................        59,503,253        26,548,594         3,105,562               --             983,309
                                         ------------      ------------      ------------       ------------      ------------

Net Increase (Decrease) in
   Net Assets Resulting
   From Operations ................      $ 65,612,881      $ 28,597,302      $  4,726,436       $  2,245,249      $  1,130,867
                                         ============      ============      ============       ============      ============


                                                            Strategic                Smith Barney Fund
                                          Value Line          Asset            ------------------------------
                                          Centurion         Management           1995              2004
                                             Fund              Trust             Trust             Trust
                                         --------------------------------------------------------------------
Investment Income:
  Income:
    Reinvested dividends ..........      $    302,532       $    312,555      $       --         $       --
  Expenses: -- Note 3
  Mortality and  expense risk
     charges ......................           350,012            118,662            51,747             47,427
                                         ------------       ------------      ------------       ------------
  Net Investment income/
   (expense) ......................           (47,480)           193,893           (51,747)           (47,427)
                                         ------------       ------------      ------------       ------------

Realized and Unrealized Gain/
  (Loss) From investments:
  Realized gain/(loss)
    from investments:
    Net realized gain/(loss)
      from sale of
      investments .................           198,063            440,995         4,276,887            441,532
    Reinvested realized gain
      distributions ...............         1,694,177            192,341              --                 --
                                         ------------       ------------      ------------       ------------
  Net realized gain/(loss) on
      investments .................         1,892,240            633,336         4,276,887            441,532
                                         ------------       ------------      ------------       ------------

  Unrealized appreciation/
    (depreciation) of investments:
      End of year .................        32,739,717         10,872,368                 1          3,864,307
      Beginning of year ...........        13,358,358          6,144,609         3,809,525          2,542,108
                                         ------------       ------------      ------------       ------------

    Change in unrealized
      appreciation/
      (depreciation) ..............        19,381,359          4,727,759        (3,809,524)         1,322,199
                                         ------------       ------------      ------------       ------------

  Net realized and unrealized
    gain/(loss) from
    investments ...................        21,273,599          5,361,095           467,363          1,763,731
                                         ------------       ------------      ------------       ------------

Net Increase (Decrease) in
   Net Assets Resulting
   From Operations ................      $ 21,226,119       $  5,554,988      $    415,616       $  1,716,304
                                         ============       ============      ============       ============


                       See notes to financial statements.

                         THE GUARDIAN SEPARATE ACCOUNT B

                          Year Ended December 31, 1994

                                                                                                                   Baillie
                                                             Guardian          Guardian          Guardian          Gifford
                                                               Stock             Bond              Cash         International
                                           Combined            Fund              Fund              Fund              Fund
                                         -------------------------------------------------------------------------------------
Investment Income:
  Income
    Reinvested dividends ..........      $  5,058,795       $  1,178,629       $  1,854,709       $  1,847,395      $    135,878
  Expenses:
  Mortality and  expense risk
     charges-- Note 3 .............         1,404,407            423,587            164,423            244,807            82,123
                                         ------------       ------------       ------------       ------------      ------------
  Net Investment income/
   (expense) ......................         3,654,388            755,042          1,690,286          1,602,588            53,755
                                         ------------       ------------       ------------       ------------      ------------
Realized and Unrealized Gain/
  (Loss) From investments:
  Realized gain/(loss)
    from investments:
    Net realized gain/(loss)
      from sale of
      investments .................          (116,036)           270,244            (61,100)              --            (116,103)
    Reinvested realized gain
      distribution ................         3,661,626          2,655,954            164,821               --                --
                                         ------------       ------------       ------------       ------------      ------------
  Net realized gain/(loss) on
      investments .................         3,545,590          2,926,198            103,721               --            (116,103)
                                         ------------       ------------       ------------       ------------      ------------

  Unrealized appreciation/
    (depreciation) of investments:
      End of year .................        45,567,543         21,374,190         (3,184,215)              --           1,522,968
      Beginning of year ...........        57,940,332         26,593,795            (53,935)              --           1,566,697

    Change in unrealized
      appreciation/
      (depreciation) ..............       (12,372,789)        (5,219,605)        (3,130,280)              --             (43,729)

  Net realized and unrealized gain/
    (loss) from investments .......        (8,827,199)        (2,293,407)        (3,026,559)              --            (159,832)
                                         ------------       ------------       ------------       ------------      ------------

Net Increase in Net Assets
  Resulting From Operations .......      $ (5,172,811)      $ (1,538,365)      $ (1,336,273)      $  1,602,588      $   (106,077)
                                         ============       ============       ============       ============      ============


                                                            Strategic                Smith Barney Fund
                                          Value Line          Asset            ------------------------------
                                          Centurion         Management           1995              2004
                                             Fund              Trust             Trust             Trust
                                         --------------------------------------------------------------------
Investment Income:
  Income
    Reinvested dividends ..........      $     29,222       $     12,962       $       --         $       --
  Expenses:
  Mortality and  expense risk
     charges-- Note 3 .............           281,055            112,619             60,478             35,315
                                         ------------       ------------       ------------       ------------
  Net Investment income/
   (expense) ......................          (251,833)           (99,657)           (60,478)           (35,315)
                                         ------------       ------------       ------------       ------------
Realized and Unrealized Gain/
  (Loss) From investments:
  Realized gain/(loss)
    from investments:
    Net realized gain/(loss)
      from sale of
      investments .................          (753,304)          (115,704)           199,643            460,288
    Reinvested realized gain
      distribution ................           789,002             51,849               --                 --
                                         ------------       ------------       ------------       ------------
  Net realized gain/(loss) on
      investments .................            35,698            (63,855)           199,643            460,288
                                         ------------       ------------       ------------       ------------

  Unrealized appreciation/
    (depreciation) of investments:
      End of year .................        13,358,358          6,144,609          3,809,525          2,542,108
      Beginning of year ...........        15,081,453          7,346,814          3,868,247          3,537,261

    Change in unrealized
      appreciation/
      (depreciation) ..............        (1,723,095)        (1,202,205)           (58,722)          (995,153)

  Net realized and unrealized gain/
    (loss) from investments .......        (1,687,397)        (1,266,060)           140,921           (534,865)
                                         ------------       ------------       ------------       ------------

Net Increase in Net Assets
  Resulting From Operations .......      $ (1,939,230)      $ (1,365,717)      $     80,443       $   (570,180)
                                         ============       ============       ============       ============


                       See notes to financial statements.

                         THE GUARDIAN SEPARATE ACCOUNT B

                   COMBINED STATEMENT OF CHANGES IN NET ASSETS


                          Year Ended December 31, 1996


                                                                                                                        Baillie
                                                            Guardian           Guardian            Guardian             Gifford
                                                              Stock              Bond                Cash             International
                                         Combined             Fund               Fund                Fund                 Fund
                                      ---------------------------------------------------------------------------------------------

1996 Increase/(Decrease) from
  Operations
  Net Investment income/
   (expense) .....................    $   5,044,245       $   1,046,574       $   1,656,987       $   2,044,858       $     123,398
  Net realized gain/(loss)
      from sale of
      investments ................       31,428,234          14,529,250             (55,858)               --             1,323,959
  Reinvested realized gain
      distribution ...............       24,404,170          14,617,378                --                  --               189,128
                                      -------------       -------------       -------------       -------------       -------------
  Change in unrealized
    appreciation/(depreciation)
    of investments: ..............      (14,370,296)         (3,243,103)           (864,248)               --               152,402
                                      -------------       -------------       -------------       -------------       -------------

  Net increase/(decrease)
resulting from operations ........       45,506,353          26,950,099             736,881           2,044,858           1,788,887
                                      -------------       -------------       -------------       -------------       -------------

Policy transactions
  Transfer of net premium ........          539,171                --                  --               539,171                --
  Transfer of policy loading --
    Note 3 .......................       (1,703,389)           (557,957)           (180,262)           (334,255)            (82,603)
  Transfer of account death ......       (2,934,635)           (788,898)           (390,279)           (407,011)             (6,239)
  Transfer on account of other
    terminations .................      (13,965,860)         (4,180,301)         (1,259,971)         (4,704,225)           (599,693)
  Transfer of policy loans .......       (4,194,389)         (1,481,557)           (222,194)         (1,124,798)            160,415
  Transfer of cost of insurance --
    Note 3 .......................       (4,497,215)         (1,594,165)           (458,676)           (720,637)           (181,730)
  Transfer between/within
    separate accounts ............          (37,810)          1,647,418             276,538          (1,048,573)          1,324,368
  Transfers-- other ..............          (11,906)             (2,751)             (4,514)              1,524              (2,959)
                                      -------------       -------------       -------------       -------------       -------------
  Net increase/(decrease) from
    contract transactions ........      (26,806,033)         (6,958,211)         (2,239,358)         (7,798,804)            611,559
                                      -------------       -------------       -------------       -------------       -------------

Total Increase/(Decrease) in Net
  Assets .........................       19,700,320          19,991,888          (1,502,477)         (5,753,946)          2,400,446
  Net  Assets at
    December 31, 1995 ............      305,807,360         112,676,724          29,564,177          44,457,736          11,844,423
                                      -------------       -------------       -------------       -------------       -------------

Net Assets at December 31,
  1996-- Note 4 ..................    $ 325,507,680       $ 132,668,612       $  28,061,700       $  38,703,790       $  14,244,869
                                      =============       =============       =============       =============       =============



                                                            Strategic                Smith Barney Fund
                                        Value Line            Asset           --------------------------------
                                        Centurion           Management            1995               2004
                                          Fund                Trust               Trust              Trust
                                      ------------------------------------------------------------------------

1996 Increase/(Decrease) from
  Operations
  Net Investment income/
   (expense) .....................    $     (60,117)      $     284,736       $        --        $     (52,191)
  Net realized gain/(loss)
      from sale of
      investments ................       10,162,138           4,611,619                --              857,126
  Reinvested realized gain
      distribution ...............        8,355,825           1,241,839                --                 --
                                      -------------       -------------       -------------      -------------
  Change in unrealized
    appreciation/(depreciation)
    of investments: ..............       (7,032,842)         (2,470,206)               --             (912,299)
                                      -------------       -------------       -------------      -------------

  Net increase/(decrease)
resulting from operations ........       11,425,004           3,667,988                --             (107,364)
                                      -------------       -------------       -------------      -------------

Policy transactions
  Transfer of net premium ........             --                  --                  --                 --
  Transfer of policy loading --
    Note 3 .......................         (345,696)           (165,141)               --              (37,475)
  Transfer of account death ......         (876,377)           (408,587)               --              (57,244)
  Transfer on account of other
    terminations .................       (2,255,596)           (955,665)               --              (10,409)
  Transfer of policy loans .......         (816,910)           (696,729)               --              (12,616)
  Transfer of cost of insurance --
    Note 3 .......................       (1,063,484)           (388,429)               --              (90,094)
  Transfer between/within
    separate accounts ............       (1,804,596)              7,769                --             (440,734)
  Transfers-- other ..............           (2,051)               (617)               --                 (538)
                                      -------------       -------------       -------------      -------------
  Net increase/(decrease) from
    contract transactions ........       (7,164,710)         (2,607,399)               --             (649,110)
                                      -------------       -------------       -------------      -------------

Total Increase/(Decrease) in Net
  Assets .........................        4,260,294           1,060,589                --             (756,474)
  Net  Assets at
    December 31, 1995 ............       74,773,962          24,999,578                --            7,490,760
                                      -------------       -------------       -------------      -------------

Net Assets at December 31,
  1996-- Note 4 ..................    $  79,034,256       $  26,060,167       $        --        $   6,734,286
                                      =============       =============       =============      =============

                         THE GUARDIAN SEPARATE ACCOUNT B

                          Year Ended December 31, 1995

                                                                                                                        Baillie
                                                            Guardian           Guardian            Guardian             Gifford
                                                              Stock              Bond                Cash             International
                                         Combined             Fund               Fund                Fund                 Fund
                                      ---------------------------------------------------------------------------------------------
1995 Increase/(Decrease) from
  Operations
  Net Investment income/
   (expense) .....................    $   6,109,628       $   2,048,708       $   1,620,874       $   2,245,249       $     147,558
  Net realized gain/(loss)
   from sale of
   investments ...................        5,961,186             543,943              13,619                --                46,147
  Reinvested realized gain
      distribution ...............        6,137,653           3,764,569                --                  --               486,566
  Change in unrealized
    appreciation/(depreciation)
    of investments: ..............       47,404,414          22,240,082           3,091,943                --               450,596
                                      -------------       -------------       -------------       -------------       -------------
  Net increase/(decrease)
       resulting from
       operations ................       65,612,881          28,597,302           4,726,436           2,245,249           1,130,867
                                      -------------       -------------       -------------       -------------       -------------

Policy Transactions
  Transfer of net premium ........        1,570,563                --                  --             1,570,563                --
  Transfer of net policy loading
      -- Note 3 ..................       (1,807,580)           (591,667)           (210,121)           (268,589)            (88,076)
  Transfer on account of death ...       (1,210,643)           (293,016)           (109,850)           (161,839)            (29,411)
  Transfer on account of other
       terminations ..............      (13,405,656)         (3,635,329)         (1,367,200)         (2,637,495)           (473,765)
  Transfer of policy loans .......       (6,267,392)         (2,066,899)           (575,033)         (1,827,324)           (318,127)
  Transfer of cost of insurance --
       Note 3 ....................       (3,943,588)         (1,301,517)           (430,935)           (695,556)           (148,709)
  Transfer between/within
       separate accounts .........          (30,718)         10,000,468          (3,323,432)         (4,905,192)         (3,370,606)
  Transfers-- other ..............         (958,339)             (1,631)                 34               7,133                 629
                                      -------------       -------------       -------------       -------------       -------------

  Net increase/(decrease) from
    contract transactions ........      (26,053,353)          2,110,409          (6,016,537)         (8,918,299)         (4,428,065)
                                      -------------       -------------       -------------       -------------       -------------


Total Increase/(Decrease) in Net
  Assets .........................       39,559,528          30,707,711          (1,290,101)         (6,673,050)         (3,297,198)
  Net  Assets at
    December 31, 1994 ............      266,247,832          81,969,013          30,854,278          51,130,786          15,141,621
                                      -------------       -------------       -------------       -------------       -------------
Net Assets at December 31,
  1995-- Note 4 ..................    $ 305,807,360       $ 112,676,724       $  29,564,177       $  44,457,736       $  11,844,423
                                      =============       =============       =============       =============       =============


                                                            Strategic                Smith Barney Fund
                                        Value Line            Asset           --------------------------------
                                        Centurion           Management            1995               2004
                                          Fund                Trust               Trust              Trust
                                      ------------------------------------------------------------------------
1995 Increase/(Decrease) from
  Operations
  Net Investment income/
   (expense) .....................    $     (47,480)      $     193,893       $     (51,747)      $     (47,427)
  Net realized gain/(loss)
   from sale of
   investments ...................          198,063             440,995           4,276,887             441,532
  Reinvested realized gain
      distribution ...............        1,694,177             192,341                --                  --
  Change in unrealized
    appreciation/(depreciation)
    of investments: ..............       19,381,359           4,727,759          (3,809,524)          1,322,199
                                      -------------       -------------       -------------       -------------
  Net increase/(decrease)
       resulting from
       operations ................       21,226,119           5,554,988             415,616           1,716,304
                                      -------------       -------------       -------------       -------------

Policy Transactions
  Transfer of net premium ........             --                  --                  --                  --
  Transfer of net policy loading
      -- Note 3 ..................         (402,193)           (156,479)            (47,856)            (42,599)
  Transfer on account of death ...         (447,269)           (129,354)               --               (39,904)
  Transfer on account of other
       terminations ..............       (3,305,581)         (1,369,269)           (256,554)           (360,463)
  Transfer of policy loans .......       (1,219,306)           (255,149)              5,345             (10,899)
  Transfer of cost of insurance --
       Note 3 ....................         (889,773)           (321,807)            (84,250)            (71,041)
  Transfer between/within
       separate accounts .........        6,951,518             859,950          (7,949,994)          1,706,570
  Transfers-- other ..............            4,225            (145,930)           (301,047)           (521,752)
                                      -------------       -------------       -------------       -------------

  Net increase/(decrease) from
    contract transactions ........          691,621          (1,518,038)         (8,634,356)            659,912
                                      -------------       -------------       -------------       -------------


Total Increase/(Decrease) in Net
  Assets .........................       21,917,740           4,036,950          (8,218,740)          2,376,216
  Net  Assets at
    December 31, 1994 ............       52,856,222          20,962,628           8,218,740           5,114,544
                                      -------------       -------------       -------------       -------------
Net Assets at December 31,
  1995-- Note 4 ..................    $  74,773,962       $  24,999,578                --         $   7,490,760
                                      =============       =============       =============       =============


                       See notes to financial statements.

                         THE GUARDIAN SEPARATE ACCOUNT B

                          Year Ended December 31, 1994

                                                                                                                        Baillie
                                                            Guardian           Guardian            Guardian             Gifford
                                                              Stock              Bond                Cash             International
                                         Combined             Fund               Fund                Fund                 Fund
                                      ---------------------------------------------------------------------------------------------
1994 Increase/(Decrease) from
  Operations
  Net Investment income/
   (expense) .....................    $   3,654,388       $     755,042       $   1,690,286       $   1,602,588       $      53,755
  Net realized gain/(loss)
      from sale of
      investments ................         (116,036)            270,244             (61,100)               --              (116,103)
  Reinvested realized gain
      distribution ...............        3,661,626           2,655,954             164,821                --                  --
                                      -------------       -------------       -------------       -------------       -------------

  Change in unrealized
    appreciation/(depreciation)
    of investments: ..............      (12,372,789)         (5,219,605)         (3,130,280)               --               (43,729)
                                      -------------       -------------       -------------       -------------       -------------

  Net increase/(decrease)
    resulting from operations ....       (5,172,811)         (1,538,365)         (1,336,273)          1,602,588            (106,077)
                                      -------------       -------------       -------------       -------------       -------------

Policy transactions
  Transfer of net premium ........        4,506,566                --                  --             4,506,566                --
  Transfer of policy loading --
    Note 3 .......................       (1,586,252)           (536,523)           (257,298)            (58,776)           (103,315)
  Transfer of account death ......       (1,786,367)           (296,179)           (240,689)           (162,011)            (46,426)
  Transfer on account of other
    terminations .................       (6,998,604)         (2,004,945)           (922,898)         (1,556,825)           (251,130)
  Transfer of policy loans .......       (5,493,729)         (1,279,015)           (626,452)         (1,988,252)             22,759
  Transfer of cost of insurance --
    Note 3 .......................       (3,629,368)         (1,094,377)           (478,007)           (619,659)           (184,060)
  Transfer between/within
    separate accounts ............           96,554            (722,430)            844,484           4,349,980           3,058,344
  Transfers-- other ..............            4,611             (14,094)              4,060              14,084               2,671
                                      -------------       -------------       -------------       -------------       -------------

  Net increase/(decrease) from
    contract transactions ........      (14,886,589)         (5,947,563)         (1,676,800)          4,385,107           2,498,843
                                      -------------       -------------       -------------       -------------       -------------


Total Increase/(Decrease) in Net
  Assets .........................      (20,059,400)         (7,485,928)         (3,013,073)          5,987,695           2,392,766
  Net  Assets at
    December 31, 1993 ............      286,307,232          89,454,941          33,867,351          45,143,091          12,748,855
                                      -------------       -------------       -------------       -------------       -------------

Net Assets at December 31,
  1994--  Note 4 .................    $ 266,247,832       $  81,969,013       $  30,854,278       $  51,130,786       $  15,141,621
                                      =============       =============       =============       =============       =============


                                                            Strategic                Smith Barney Fund
                                        Value Line            Asset           --------------------------------
                                        Centurion           Management            1995               2004
                                          Fund                Trust               Trust              Trust
                                      ------------------------------------------------------------------------
1994 Increase/(Decrease) from
  Operations
  Net Investment income/
   (expense) .....................    $    (251,833)      $     (99,657)      $     (60,478)      $     (35,315)
  Net realized gain/(loss)
      from sale of
      investments ................         (753,304)           (115,704)            199,643             460,288
  Reinvested realized gain
      distribution ...............          789,002              51,849                --                  --
                                      -------------       -------------       -------------       -------------

  Change in unrealized
    appreciation/(depreciation)
    of investments: ..............       (1,723,095)         (1,202,205)            (58,722)           (995,153)
                                      -------------       -------------       -------------       -------------

  Net increase/(decrease)
    resulting from operations ....       (1,939,230)         (1,365,717)             80,443            (570,180)
                                      -------------       -------------       -------------       -------------

Policy transactions
  Transfer of net premium ........             --                  --                  --                  --
  Transfer of policy loading --
    Note 3 .......................         (391,853)           (152,842)            (54,621)            (31,024)
  Transfer of account death ......         (841,212)           (149,325)            (41,433)             (9,092)
  Transfer on account of other
    terminations .................       (1,526,189)           (321,867)           (318,398)            (96,352)
  Transfer of policy loans .......         (957,015)           (349,582)           (206,378)           (109,794)
  Transfer of cost of insurance --
    Note 3 .......................         (781,132)           (318,788)            (93,285)            (60,060)
  Transfer between/within
    separate accounts ............       (6,659,326)           (779,838)            403,833            (298,493)
  Transfers-- other ..............           (5,240)              4,047                --                  (917)
                                      -------------       -------------       -------------       -------------

  Net increase/(decrease) from
    contract transactions ........      (11,161,967)         (2,068,195)           (310,282)           (605,732)
                                      -------------       -------------       -------------       -------------


Total Increase/(Decrease) in Net
  Assets .........................      (13,101,197)         (3,433,912)           (229,839)         (1,175,912)
  Net  Assets at
    December 31, 1993 ............       65,957,419          24,396,540           8,448,579           6,290,456
                                      -------------       -------------       -------------       -------------

Net Assets at December 31,
  1994--  Note 4 .................    $  52,856,222       $  20,962,628       $   8,218,740       $   5,114,544
                                      =============       =============       =============       =============


                       See notes to financial statements.

                         THE GUARDIAN SEPARATE ACCOUNT B

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996


Note 1 -- Organization

     The Guardian Separate Account B (the Account) of The Guardian Insurance & Annuity Company, Inc. (GIAC) is a unit investment trust registered under the Investment Company Act of 1940, as amended. GIAC established the Account as a separate investment account on November 16, 1984. The Account commenced operations on June 28, 1985. The Account currently comprises seven investment divisions which invest in the shares of certain mutual funds and unit investment trusts. GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life), issues the single premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to The Guardian Real Estate Account (GREA), as selected by the policyowner. GREA is another separate investment account established by GIAC. The policyowner also has the ability to transfer his or her policy value among the investment divisions within the Account and GREA. Six of the investment divisions of the Account invest in shares of one of the following mutual funds:
The Guardian Stock Fund, Inc. (GSF), The Guardian Bond Fund, Inc. (GBF), The Guardian Cash Fund, Inc. (GCF), Baillie Gifford International Fund (BGIF), Value Line Centurion Fund, Inc. and Value Line Strategic Asset Management Trust (collectively, the Funds and individually, a Fund). The Account's other investment division purchases units in the Smith Barney Fund of Stripped ("Zero") U.S. Treasury Securities, Series A (SB Fund) and is designated as the 2004 Trust.

     GSF, GBF and GCF each has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. BGIF has an investment advisory agreement with Guardian Baillie Gifford Ltd., a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

     Changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Note 2 -- Significant Accounting Policies

     The following is a summary of significant accounting policies of the Account.

Investments

     (a) Proceeds from the sale of single premium variable life insurance policies are invested by the Account's investment divisions in shares of the corresponding Funds or Trust at net asset value. All distributions made by a Fund are reinvested in shares of the same Fund.

     (b) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

                         THE GUARDIAN SEPARATE ACCOUNT B

     During the years ended December 31, 1996 and December 31, 1995, purchases and sales of shares of the Funds were as follows:

The Guardian Separate Account B              Purchases               Purchases                 Sales                    Sales
                                           December 31,            December 31,            December 31,             December 31,
                                               1996                    1995                    1996                     1995
                                          -------------           -------------           -------------            -------------
Guardian Stock Fund                       $  36,247,162           $  28,271,860           $  27,494,931            $  20,331,824
Guardian Bond Fund                           7,625,304                6,026,854               8,199,714               10,422,363
Guardian Cash Fund                           36,123,548              29,966,509             41,847,880                39,085,066
Baillie Gifford International Fund            6,159,251               4,684,203               5,230,882                8,493,209
Value Line Centurion Fund                    22,011,550              13,366,209              20,854,937               11,014,936
Value Line SAM Trust                          6,938,828               4,888,483               8,009,846                6,018,244
Smith Barney Fund 1995 Trust                          0                 447,508                       0                9,141,086
Smith Barney Fund 2004 Trust                    628,819               2,430,290               1,327,931                1,781,008
                                          -------------           -------------           -------------            -------------
    Total                                 $ 115,734,462           $  90,081,916           $ 112,966,121            $ 106,287,736
                                          =============           =============           =============            =============

     (c) The market value of the investments in the Trust is determined by Standard & Poor's Corporation (the Evaluator) on the basis of current offering bid prices for the securities, if available, current prices for comparable securities, the value of the securities as determined by appraisal, or any combination of the foregoing.

     (d) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

     (e) The cost of investments sold is determined on a first in, first out
(FIFO) basis. In 1996, the basis used in recording gains and losses on investments sold was changed from last in, first out (LIFO) basis to the first in, first out (FIFO)basis. This change had no effect on the net assets of the Account.

Federal Income Taxes

     The operations of the Account are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     Under current tax law, no federal taxes are payable by GIAC with respect to the operations of the Account.

Note 3 -- Administrative and Mortality and Expense Risk Charges

     GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts from each policy a daily charge from the net assets of the Account which, on an annual basis, is equal to a rate of
 .50% of a policy's account value. GIAC pays all transaction charges to Smith Barney Inc. on the sale of Trust units to the Account and deducts a daily asset charge against the assets of the Trust for reimbursement of these transaction charges. The asset charge is currently equivalent to an effective annual rate of
 .25% of the daily unit value of the Trust.

     GIAC deducts certain charges from the single premium which are known as "policy loading". The policy loading includes sales and administrative expenses, state premium taxes and a risk charge for the guaranteed minimum death benefit. The gross single premium paid by a policyowner is allocated to the Account or The Guardian Real Estate Account on the policy date and becomes the policy's account value. Thereafter, allocated policy load-

                         THE GUARDIAN SEPARATE ACCOUNT B
ing is subtracted from a policy's account value in equal yearly installments at the beginning of the second through the eleventh policy years.

     In addition, GIAC also makes a monthly charge for the cost of life insurance, based on the face value of the policyowner's insurance in force, as compensation for the anticipated cost of paying death benefits.

     Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

     Under current laws, GIAC may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes attributable to the Account.

Note 4 -- Net Assets, December 31, 1996

     At December 31, 1996, net assets of the Account were as follows:

     Accumulation of Annual Premium
      Variable Life Insurance
      Policyowners' Accounts             $323,009,284
     Owned by GIAC                          2,498,396
                                         ------------
                                         $325,507,680
                                         ============

     The amount retained by GIAC in the Account comprises GIAC's initial contribution to the Account together with amounts which GIAC allocated to the Account to facilitate the commencement of its operations, unamortized allocated policy loading (see Note 3), and amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account in excess of unamortized allocated policy loading of $2,498,396 at December 31, 1996 may be transferred by GIAC to its general account.

     In some instances the calculation of total assets may not agree due to rounding.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.
and Policyowners of The Guardian Separate Account B, "Value Plus"


In our opinion, the accompanying statement of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the investment divisions relating to Guardian Stock Fund, Guardian Bond Fund, Guardian Cash Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Smith Barney Fund 1995 Trust and Smith Barney Fund 2004 Trust (constituting The Guardian Separate Account B, "Value Plus", hereafter referred to as the "Separate Account") at December 31, 1996, and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of The Guardian Insurance &Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the transfer agents of the underlying funds, provide a reasonable basis for the opinion expressed above.


/s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
New York, New York
February 25, 1997

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                                 BALANCE SHEETS

============================================================================================================
                                                                                     December 31,
                                                                          ----------------------------------
                                                                               1996                1995
                                                                               ----                ----
ADMITTED ASSETS
Investments:
    Fixed maturities, principally at amortized cost
      (market: 1996-- $491,271,164; 1995-- $415,119,363) ...........      $  490,445,948      $  405,213,799
    Affiliated money market fund, at market, which approximates cost           2,755,672           2,633,939
    Investment in subsidiary .......................................           7,746,643           7,604,442
    Policy loans-- variable life insurance .........................          68,143,068          63,842,200
    Cash and short-term investments ................................          17,825,039          17,983,654
    Investment in joint venture ....................................             285,874              44,418
    Accrued investment income receivable ...........................          10,553,405           9,771,251
    Due from parent and affiliates .................................           6,507,913           2,982,854
    Other assets ...................................................          12,173,268           9,932,726
    Receivable from separate accounts ..............................          11,606,587           3,543,010
    Variable annuity and EISP/CIP separate account assets ..........       5,248,159,777       4,174,493,377
    Variable life separate account assets ..........................         342,921,803         311,173,536
                                                                          --------------      --------------
      TOTAL ADMITTED ASSETS ........................................      $6,219,124,997      $5,009,219,206
                                                                          ==============      ==============

LIABILITIES
Policy liabilities and accruals:
      Fixed deferred reserves ......................................      $  329,681,355      $  300,059,252
      Fixed immediate reserves .....................................           5,874,894           4,966,569
      Life reserves ................................................          65,462,693          22,502,664
      Minimum death benefit guarantees .............................           1,257,777           1,171,951
      Policy loan collateral fund reserve ..........................          65,762,820          61,798,105
Accrued expenses, taxes & commissions ..............................           2,712,360           1,250,797
Due to parent and affiliates .......................................          15,304,638          16,072,198
Federal income taxes payable .......................................           4,743,447             636,681
Other liabilities ..................................................          30,079,434          13,295,087
Asset valuation reserve ............................................          15,121,269           9,341,353
Variable annuity and EISP/CIP separate account liabilities .........       5,193,574,218       4,129,376,222
Variable life separate account liabilities .........................         335,769,184         306,870,400
                                                                          --------------      --------------
      TOTAL LIABILITIES ............................................       6,065,344,089       4,867,341,279

COMMON STOCK AND SURPLUS
Common Stock, $100 par value, 20,000 shares authorized, issued and
    outstanding ....................................................           2,000,000           2,000,000
Additional paid-in surplus .........................................         137,398,292         137,398,292
Assigned and unassigned surplus ....................................          14,382,616           2,479,635
                                                                          --------------      --------------
                                                                             153,780,908         141,877,927
                                                                          --------------      --------------
      TOTAL LIABILITIES, COMMON STOCK AND SURPLUS ..................      $6,219,124,997      $5,009,219,206
                                                                          ==============      ==============



                       See notes to financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                            STATEMENTS OF OPERATIONS

========================================================================================================================
                                                                                  Year Ended December 31,
                                                                --------------------------------------------------------
                                                                     1996                 1995                 1994
                                                                     ----                 ----                 ----
REVENUES:
    Premiums and annuity considerations:
      Variable annuity considerations ....................      $  731,792,764       $  537,841,762       $  533,763,975
      Life insurance premiums and fixed
  annuity considerations .................................          44,874,269           73,938,212           71,289,987
    Net investment income ................................          42,366,902           36,293,598           27,909,606
    Amortization of IMR ..................................             333,219              257,380              542,157
    Net gain from operations from separate accounts ......           8,860,462                 --                   --
    Service fees .........................................          58,774,486           46,560,286           35,858,692
    Variable life-- cost of insurance ....................           4,844,028            4,232,564            3,828,702
    Reserve adjustments on reinsurance ceded .............          30,636,445          (32,192,749)          84,062,188
    Commissions and expense allowances ...................          14,508,840           10,057,974           19,542,388
    Other income .........................................           2,535,356            1,127,526              819,726
                                                                --------------       --------------       --------------
                                                                   939,526,771          678,116,553          777,617,421
                                                                --------------       --------------       --------------
BENEFITS AND EXPENSES:
    Benefits:
      Death benefits .....................................           6,785,456            4,774,584            3,740,612
      Annuity benefits ...................................         426,072,773          276,568,762          173,188,734
      Surrender benefits .................................          17,459,706           17,660,413            9,882,392
      Increase in reserves ...............................          82,891,516           65,349,399           80,386,221
    Net transfers to (from) separate accounts:
      Variable annuity and EISP/CIP ......................         323,093,897          252,772,988          448,425,833
      Variable life ......................................         (10,417,095)         (17,796,371)          (8,822,426)
    Commissions ..........................................          39,233,431           34,364,742           45,602,891
    General insurance expenses ...........................          42,523,892           25,888,456           15,083,859
    Taxes, licenses and fees .............................           3,723,858            2,477,492            2,731,840
    Reinsurance terminations .............................         (15,470,015)          11,002,701            3,517,681
                                                                --------------       --------------       --------------
                                                                   915,897,419          673,063,166          773,737,637
                                                                --------------       --------------       --------------
         INCOME BEFORE INCOME
           TAXES AND REALIZED GAINS
           FROM INVESTMENTS ..............................          23,629,352            5,053,387            3,879,784
    Federal income taxes .................................           3,941,460              439,667              601,468
                                                                --------------       --------------       --------------
         INCOME BEFORE REALIZED
           GAINS FROM INVESTMENTS ........................          19,687,892            4,613,720            3,278,316
    Realized gains from investments, net of federal income
      taxes, net of transfer to IMR ......................               7,540              342,455               (2,232)
                                                                --------------       --------------       --------------
         NET INCOME ......................................      $   19,695,432       $    4,956,175       $    3,276,084
                                                                ==============       ==============       ==============


                       See notes to financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                STATEMENTS OF CHANGES IN COMMON STOCK AND SURPLUS

=================================================================================================================================
                                                                                                Special and
                                                                            Additional          Unassigned             Total
                                                         Common              Paid-in              Surplus           Common Stock
                                                         Stock               Surplus             (Deficit)          and Surplus
                                                    --------------       --------------       --------------       --------------
Balances at December 31, 1993 ................      $    2,000,000       $  137,398,292       ($     983,630)      $  138,414,662
                                                    --------------       --------------       --------------       --------------
Net income from operations ...................                                                     3,276,084            3,276,084
Decrease in unrealized appreciation of
    Company's investment in separate accounts,
    net of applicable taxes ..................                                                      (527,471)            (527,471)
Decrease in unrealized appreciation of
    Company's investment in joint venture ....                                                      (255,163)            (255,163)
Increase in unrealized appreciation of
    Company's investment in subsidiary .......                                                        24,034               24,034
Decrease in non-admitted assets ..............                                                         5,818                5,818
Disallowed interest maintenance reserve ......                                                    (1,124,268)          (1,124,268)
Net increase in asset valuation reserve ......                                                    (2,233,163)          (2,233,163)
                                                    --------------       --------------       --------------       --------------
Balances at December 31, 1994 ................           2,000,000          137,398,292           (1,817,759)         137,580,533
                                                    --------------       --------------       --------------       --------------
Net income from operations ...................                                                     4,956,175            4,956,175
Increase in unrealized appreciation of
    Company's investment in separate accounts,
    net of applicable taxes ..................                                                     3,024,930            3,024,930
Decrease in unrealized appreciation of
    Company's investment in joint venture ....                                                        (6,803)              (6,803)
Increase in unrealized appreciation of
    Company's investment in subsidiary .......                                                       298,534              298,534
Increase in non-admitted assets ..............                                                        (7,078)              (7,078)
Disallowed interest maintenance reserve ......                                                       143,080              143,080
Net increase in asset valuation reserve ......                                                    (4,111,444)          (4,111,444)
                                                    --------------       --------------       --------------       --------------
Balances at December 31, 1995 ................           2,000,000          137,398,292            2,479,635          141,877,927
                                                    --------------       --------------       --------------       --------------
Net income from operations ...................                                                    19,695,433           19,695,433
Tax on prior years separate account
    seed investment unrealized gains .........                                                      (104,732)            (104,732)
Increase in unrealized appreciation of
    Company's investment in joint venture ....                                                       241,456              241,456
Increase in unrealized appreciation of
    Company's investment in subsidiary .......                                                       142,201              142,201
Decrease in unrealized appreciation of
    Company's investment in other assets .....                                                        (9,384)              (9,384)
Increase in non-admitted assets ..............                                                       (80,815)             (80,815)
Disallowed interest maintenance reserve ......                                                      (128,107)            (128,107)
Surplus charges resulting from reinsurance ...                                                    (2,073,155)          (2,073,155)
Net increase in asset valuation reserve ......                                                    (5,779,916)          (5,779,916)
                                                    --------------       --------------       --------------       --------------
Balances at December 31, 1996 ................      $    2,000,000       $  137,398,292       $   14,382,616       $  153,780,908
                                                    ==============       ==============       ==============       ==============


                       See notes to financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                             STATEMENTS OF CASH FLOW

=========================================================================================================================
                                                                                  Year Ended December 31,
                                                                ---------------------------------------------------------
                                                                     1996                 1995                 1994
                                                                     ----                 ----                 ----
Cash flows from insurance activities:
    Premiums, annuity considerations and deposit funds ..      $  780,710,735       $  611,169,979       $  600,336,507
    Investment income ...................................          42,413,736           36,912,131           26,762,114
    Commissions and expense allowances on
      reinsurance ceded .................................          37,315,301          (22,118,484)         104,767,754
    Other income ........................................          47,357,962           44,220,753           33,914,971
    Life claims .........................................          (6,900,438)          (4,420,866)          (3,397,937)
    Surrender benefits ..................................          (2,774,865)         (17,660,413)          (9,882,392)
    Annuity benefits ....................................        (424,511,908)        (276,163,436)        (173,227,230)
    Commissions, other expenses
  and taxes (excluding FIT) .............................         (78,968,214)         (57,714,112)         (63,448,237)
    Net transfers to separate accounts ..................        (307,856,562)        (231,230,812)        (435,548,833)
    Federal income taxes (excluding tax on capital gains)             682,025           (1,557,444)          (1,522,592)
    Increase in policy loans ............................          (4,300,868)          (4,522,280)          (6,527,387)
    Other operating expenses and sources ................           2,077,342           (8,945,084)           2,428,502
                                                               --------------       --------------       --------------

         NET CASH PROVIDED BY INSURANCE
  ACTIVITIES ............................................          85,244,246           67,969,932           74,655,240
                                                               --------------       --------------       --------------
Cash flows from investing activities:
    Proceeds from dispositions of investment securities .         224,692,954           63,122,215          149,529,893
    Purchases of investment securities ..................        (309,590,319)        (118,543,796)        (230,182,416)
    Net proceeds from short-term investments ............                   0                    0                    0
    Federal income tax on capital gains .................            (505,496)             992,810           (1,233,244)
                                                               --------------       --------------       --------------

         NET CASH USED IN INVESTING ACTIVITIES ..........         (85,402,861)         (54,428,771)         (81,885,767)
                                                               --------------       --------------       --------------


      NET INCREASE (DECREASE) IN CASH ...................            (158,615)          13,541,161           (7,230,527)

      CASH AND SHORT-TERM INVESTMENTS,
  BEGINNING OF YEAR .....................................          17,983,654            4,442,493           11,673,020
                                                               --------------       --------------       --------------

CASH AND SHORT-TERM INVESTMENTS,
  END OF PERIOD .........................................      $   17,825,039       $   17,983,654       $    4,442,493
                                                               ==============       ==============       ==============


                       See notes to financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1996

Note 1 -- Organization

     Organization: The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Guardian Investor Services Corporation (GISC) or of broker-dealer firms which have entered into sales agreements with GIAC and GISC. The Company's general agency distribution system is used for the sale of other products and policies.

     Guardian Investor Services Corporation is a wholly-owned subsidiary of the Company. GISC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a registered investment advisor under the Investment Advisor's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

     Insurance Separate Accounts: The Company has established twelve insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. In addition, certain variable annuity and variable life insurance contractholders may invest in The Guardian Real Estate Account. Participating interests in the real estate account are registered under the Securities Act of 1933. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

     The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets and liabilities of the separate accounts are stated primarily at the market value of the underlying investments and corresponding contractholders obligations.

Note 2 -- Summary of Significant Accounting Policies

     Basis of presentation of financial statements: The financial statements have been prepared on a comprehensive basis of accounting other than generally accepted accounting principles that is prescribed or permitted by the Insurance Department of the State of Delaware.

     Prior to 1996, these policies were considered generally accepted accounting principles ("GAAP") for mutual life insurance companies. However, in April, 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", which establishes a different definition of GAAP for mutual life insurance companies. Under this interpretation, financial statements of mutual life insurance companies for periods beginning after

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

December 15, 1995 which are prepared on the statutory basis of accounting are no longer characterized as being in conformity with GAAP. Financial statements prepared on a statutory basis vary from financial statements prepared on a GAAP basis because: (1) the costs relating to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, whereas on a GAAP basis they would be recorded as assets and amortized over the future periods to be benefited; (2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, whereas on GAAP basis they are on anticipated Company experience for lapses, mortality and investment yield; (3) life insurance enterprises are required to establish a formula-based asset valuation reserve (AVR) by a direct charge to surplus to offset potential investment losses; under GAAP, provisions for investments are established as needed through a charge to income; (4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold; for GAAP, such gains and losses are recognized in income at the time of sale; (5) bonds are carried principally at amortized cost for statutory reporting and at market value for GAAP; (6) annuity and certain insurance premiums are recognized as premium income, whereas for GAAP they are recognized as deposits; (7) deferred federal income taxes are not provided for temporary differences between tax and book assets and liabilities as they are under GAAP; (8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP.

     The following reconciles the statutory net income of the Company as reported to regulatory authorities to consolidated GAAP net income:

                                                                  For the Year Ended
                                                               1996               1995
                                                               ----               ----
Statutory net income ................................      $ 19,695,432       $  4,956,175
Adjustments to restate to the basis of GAAP:
  Statutory net income of subsidiaries ..............           142,201            298,534
  Capitalization of deferred policy acquisition costs        42,525,493         29,971,479
  Deferred premiums .................................         4,096,976               --
  Re-estimation of future policy benefits ...........        30,086,231            659,225
  Reinsurance .......................................       (36,696,036)        17,635,115
  Deferred federal income tax expense ...............       (13,074,280)       (15,221,064)
  Elimination of interest maintenance reserve .......          (333,219)          (257,381)
  Other, net ........................................        (6,094,192)          (759,141)
                                                           ------------       ------------
Consolidated GAAP net income ........................      $ 40,348,606       $ 37,282,942
                                                           ============       ============

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

     The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder's equity:

                                                              December 31,
                                                    ---------------------------------
                                                        1996                1995
                                                        ----                ----
Statutory capital and surplus ................      $ 153,780,908       $ 141,877,927
Add (deduct) cumulative effect of adjustments:
  Deferred policy acquisition costs ..........        221,475,216         185,237,251
  Elimination of asset valuation reserve .....         15,121,269           9,341,353
  Re-estimation of future policy benefits ....        (35,823,432)          5,870,371
  Establishment of deferred federal income tax        (65,126,004)        (53,923,759)
  Other, net .................................         33,178,992          (2,451,817)
                                                    -------------       -------------
Consolidated GAAP stockholder's equity .......      $ 322,606,949       $ 285,951,326
                                                    =============       =============

     The preparation of financial statements of insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. As a provider of life insurance and annuity products, GIAC's operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws which require specific mortality, morbidity, and investment assumptions to be used by the Company. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

     Valuation of investments: Investments in securities are recorded in accordance with valuation procedures established by the National Association of Insurance Commissioners (NAIC). Unrealized gains and losses on investments carried at market are recorded directly to unassigned surplus. Realized gains and losses on disposition of investments are determined by the specific identification method. Effective for 1996 financial statements, the NAIC requires and the Company has recorded the net gain from the operations of the separate accounts in the operations of the general account instead of surplus.

     Bonds: Bonds are valued principally at amortized cost. Mortgage backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method with PSA standard prepayment rates.

     Investment in subsidiary: GIAC's investment in GISC is carried at equity in GIAC's underlying net assets. Undistributed earnings or losses are reflected as unrealized capital gains and losses directly in unassigned surplus. Dividends received from GISC are recorded as investment income and amounted to $9,500,000 in 1996, $6,700,000 in 1995 and $4,900,000 in 1994.

     Short-Term Investments: Short-term investments are stated at amortized cost and consist primarily of investments having maturities at the date of purchase of six months or less. Market values for such investments approximate carrying value.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

     Loans on Policies: Loans on policies are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

     Investment Reserves: In compliance with regulatory requirements, the Company maintains the Asset Valuation Reserve (AVR) and the Interest Maintenance Reserve (IMR). The AVR is intended to stabilize policyholders' surplus against market fluctuations in the value of equities and credit related declines in the value of bonds. Changes in the AVR are recorded directly to unassigned surplus. The IMR captures net after-tax realized capital gains which result from changes in the overall level on interest rates for fixed income investments and amortizes these net capital gains into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR, consistent with the prior year.

     Contract and Policy Reserves: Fixed deferred reserves represent the fund balance left to accumulate at interest under fixed annuity contracts that were offered directly by the Company, a fixed rate option that is offered to variable annuity contractowners and a single premium deferred annuity that is offered by the Company. The fixed annuity contracts are no longer offered by the Company.

     The estimated fair value of contractholder account balances within the fixed deferred reserves has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions and are only guaranteed for one year.

     The interest rate credited on fixed annuity contracts included in fixed deferred reserves for 1996 and 1995 was 5.75% and 5.75%, respectively. The interest rates credited on the fixed rate option offered to certain variable annuity contractowners ranged from 5.25% to 5.50% during 1996. For the fixed rate option currently issued, the issue and renewal interest rates credited varies from month to month and ranged from 5.0% to 5.25% in 1996. For single premium deferred annuities the rates ranged from 5.0% to 5.75% in 1996. Fixed immediate reserves are a liability within the general account for those annuitants who have elected a fixed annuity payout option. The immediate contract reserve is computed using the 1971 IAM Table and a 4% discount rate.

     Minimum death benefit guarantees represent a reserve for term insurance to support guaranteed insurance amounts on variable life policies in the event of possible declines in separate account assets, assuming a 4% discount rate and mortality consistent with the 1958 or 1980 CSO Table applicable in the pricing of each policy.

     The loan collateral fund reserve is the cash value of loaned variable life policyowner account values. The reserve is credited with interest at 4% per annum for single premium variable life policyowners and 6.5% for annual pay variable life policyowners.

     Non-admitted Assets: Certain assets designated as "non-admitted assets" in accordance with rules and regulations of the Department of Insurance of the State of Delaware are charged directly to unassigned surplus. At December 31, 1996 and 1995 non-admitted assets consisted of agents' balances and miscellaneous receivables in the amounts of $123,785 and $84,575, respectively.

     Acquisition Costs: Commissions and other costs incurred in acquiring new business are charged to operations as incurred.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

     Premiums and Other Revenues: Premiums and annuity considerations are recognized for funds received on variable life insurance and annuity products. Corresponding transfers to/from separate accounts are included in the expenses.

     Revenue also include service fees from the separate accounts consisting of mortality and expense charges, annual administration fees, charges for the cost of term insurance related to variable life policies and penalties for early withdrawals. Services fees were not charged on separate account assets of $142.7 million and $117.7 million at December 31, 1996 and 1995, respectively, which represent investments in The Guardian's employee benefit plans.

     Federal Income Taxes: The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes. The taxable portion of unrealized appreciation of the Company's separate account investments is also recorded.

     Other: Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the 1996 presentation.

Note 3 -- Federal Income Taxes

     The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      A reconciliation of federal income tax expense, based on the prevailing corporate income tax rate of 35% for 1996, 1995 and 1994 to the federal income tax expense reflected in the accompanying financial statements is as follows:

                                                                   Year Ended December 31,
                                                         -----------------------------------------------
                                                            1996              1995              1994
                                                            ----              ----              ----
Income tax at prevailing corporate income tax rates
    applied to pretax statutory income ............      $ 8,270,274       $ 1,768,688       $ 1,357,924
Add (deduct) tax effect of:
    Adjustment for annuity and other reserves .....       (1,478,476)          337,668           141,295
    DAC Tax .......................................          867,711           666,260         1,575,953
    Dividend from subsidiary ......................       (3,325,000)       (2,345,000)       (1,715,000)
    Other-- net ...................................         (393,070)           12,051          (758,704)
                                                         -----------       -----------       -----------
Federal income taxes ..............................      $ 3,941,459       $   439,667       $   601,468
                                                         ===========       ===========       ===========

     The provision for federal income taxes includes deferred taxes in 1996, 1995 and 1994 of $353,051, $304,923 and $99,120, respectively, applicable to the difference between the tax basis and the financial statement basis of recording investment income relating to accrued market discount.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

Note 4 -- Investments

      The major categories of net investment income are summarized as follows:

                                                                   Year Ended December 31,
                                                         ---------------------------------------------
                                                            1996             1995             1994
                                                            ----             ----             ----
Fixed maturities ..................................      $28,234,145      $25,795,915      $19,949,553
Affiliated money market funds .....................          121,733          130,729           84,083
Subsidiary ........................................        9,500,000        6,700,000        4,900,000
Policy loans ......................................        3,089,490        2,847,532        2,547,670
Short-term investments ............................        1,259,730        1,181,215          622,391
Joint venture dividend ............................          623,160          684,306          789,867
                                                         -----------      -----------      -----------
                                                          42,828,258       37,339,697       28,893,564
Less: Investment expenses .........................          461,356        1,046,099          983,958
                                                         -----------      -----------      -----------
Net investment income .............................      $42,366,902      $36,293,598      $27,909,606
                                                         ===========      ===========      ===========


     Net realized gains, less applicable federal income taxes and transfer to IMR, are summarized as follows:

                                                                   Year Ended December 31,
                                                         -----------------------------------------------
                                                            1996             1995               1994
                                                            ----             ----               ----
    Realized capital gains (losses) ...............      $ 1,242,432       $ 1,323,447       $(3,994,715)
                                                         -----------       -----------       -----------
Federal income tax expense (benefit):
    Current .......................................          829,610           622,821        (1,110,135)
    Deferred ......................................         (394,759)          (42,290)         (248,068)
                                                         -----------       -----------       -----------
    Total Federal income tax expense (benefit) ....          434,851           580,531        (1,358,203)
                                                         -----------       -----------       -----------
Transfer to IMR ...................................          800,041           400,461        (2,634,280)
                                                         -----------       -----------       -----------
Net realized gains (losses) .......................      $     7,540       $   342,455       $    (2,232)
                                                         ===========       ===========       ===========

     The increase in unrealized appreciation (depreciation) on fixed maturity securities for the years ended December 31, 1996, 1995 and 1994 was $(9,080,348), $26,899,449 and $(23,246,030), respectively.

     The market values of bonds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, fair value is estimated by management using adjusted market prices for like securities.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

     The cost and estimated market values of investments by major investment category at December 31, 1996 and 1995 are as follows:

                                                                    December 31, 1996
                                             ------------------------------------------------------------------
                                                                  Gross             Gross           Estimated
                                                                Unrealized        Unrealized          Market
                                                 Cost             Gains             Losses            Value
                                             ------------      ------------      ------------      ------------
U.S.  Treasury securities & obligations
    of U.S. government corporations
    and agencies ......................      $133,436,167      $    761,811      $    435,887      $133,762,091
Obligations of states and political
    subdivisions ......................        40,444,325           148,692            70,771        40,522,246
Debt securities issued by foreign
    governments .......................         3,491,091              --              65,431         3,425,660
Corporate debt securities .............       313,074,365         2,279,414         1,792,612       313,561,167
Common stock of subsidiary ............         9,398,292              --           1,651,649         7,746,643
Affiliated mutual funds ...............         2,755,672              --                --           2,755,672
                                             ------------      ------------      ------------      ------------
                                             $502,599,912      $  3,189,917      $  4,016,350      $501,773,479
                                             ============      ============      ============      ============


                                                                    December 31, 1995
                                             ------------------------------------------------------------------
                                                                  Gross             Gross           Estimated
                                                                Unrealized        Unrealized          Market
                                                 Cost             Gains             Losses            Value
                                             ------------      ------------      ------------      ------------
U.S.  Treasury securities & obligations
    of U.S. government corporations
    and agencies ......................      $ 86,663,351      $  2,599,555      $       --        $ 89,262,906
Obligations of states and political
    subdivisions ......................         6,086,127           108,215             1,599         6,192,743
Debt securities issued by foreign
    governments .......................         8,061,711           537,479              --           8,599,190
Corporate debt securities .............       304,402,610         7,379,558           717,644       311,064,524
Common stock of subsidiary ............         9,398,292              --           1,793,850         7,604,442
Affiliated mutual funds ...............         2,633,939              --                --           2,633,939
                                             ------------      ------------      ------------      ------------
                                             $417,246,030      $ 10,624,807      $  2,513,093      $425,357,744
                                             ============      ============      ============      ============

     At December 31, 1996, the amortized cost and estimated market value of debt securities, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

                                                                             Estimated
                                                           Amortized          Market
                                                             Cost             Value
                                                         ------------      ------------
Due in one year or less ...........................      $ 64,861,358      $ 65,045,326
Due after one year through five years .............       286,602,923       287,118,976
Due after five years through ten years ............        74,354,923        74,503,267
Due after ten years ...............................        25,247,736        25,461,329
                                                         ------------      ------------
                                                          451,066,940       452,128,898
Sinking fund bonds
    (including Collateralized Mortgage Obligations)        39,379,008        39,142,266
                                                         ------------      ------------
                                                         $490,445,948      $491,271,164
                                                         ============      ============

     During 1996, proceeds from sales of investments in debt securities were $224,681,546 and gross gains of $2,029,373 and losses of $798,350 were realized on these sales.

Note 5 -- Reinsurance Ceded

     The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves related to the reinsurance business and corresponding assets are held by the Company. Accordingly, policy reserves include $767,937,702 and $355,264,470 at December 31, 1996 and 1995, respectively, applicable to policies reinsured under modified coinsurance agreements. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                                                                         Year Ended December 31,
                                                         ------------------------------------------------------
                                                            1996                   1995               1994
                                                            ----                   ----               ----
Premiums and deposits .............................      ($ 83,250,212)      ($ 41,212,253)      ($157,953,149)
Net investment income .............................            (61,779)               --                  --
Commission and expense allowances .................         14,508,839          10,057,974          19,542,388
Reserve adjustments ...............................         30,636,445         (32,192,749)         84,062,188
Other income ......................................            (25,000)               --                  --
                                                         -------------       -------------       -------------
  Revenues ........................................        (38,191,707)        (63,347,028)        (54,348,573)

Policyholder benefits .............................        (26,873,945)        (57,577,405)        (60,707,011)
Increase in aggregate reserves ....................         (5,658,260)        (11,909,990)        (16,349,743)
Reinsurance terminations ..........................        (15,470,015)         11,002,701           3,517,681
General expenses ..................................            (81,667)            (48,640)               --
                                                         -------------       -------------       -------------
  Deductions ......................................        (48,083,887)        (58,533,334)        (73,539,073)
                                                         -------------       -------------       -------------
Net income (loss) from reinsurance ceded ..........      $   9,892,180       ($  4,813,694)      $  19,190,500
                                                         =============       =============       =============

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

Note 6 -- Reinsurance Assumed

      The Company has entered into various coinsurance agreements with non-affiliated and affiliated companies. The Company assumes certain life and disability income policies.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                                                                   Year Ended December 31,
                                                         --------------------------------------------------
                                                            1996                1995               1994
                                                            ----                ----               ----
Premiums and deposits .............................      $ 41,133,358       $  7,153,623       $ 21,245,974
Net investment income .............................            94,657             62,847               --
Other income ......................................           375,404             32,528             13,163
                                                         ------------       ------------       ------------
  Revenues ........................................        41,603,419          7,248,998         21,259,137

Policyholder benefits .............................         8,076,053          5,086,702             13,163
Increase in aggregate reserves ....................        31,556,908           (357,463)        21,192,811
Reinsurance expenses ..............................          (452,576)         1,451,058          8,503,485
Other expenses ....................................           551,319             54,043               --
                                                         ------------       ------------       ------------
  Deductions ......................................        39,731,804          6,234,340         29,709,459
                                                         ------------       ------------       ------------
Net income (loss)from reinsurance assumed .........      $  1,871,615       $  1,014,658       ($ 8,450,322)
                                                         ============       ============       ============

Note 7 -- Related Party Transactions

     A major portion of the Company's business is produced by the registered representatives of the Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of the Company. During 1996, 1995 and 1994, premium and annuity considerations produced by GISC amounted to $528,353,595, $400,148,692 and $482,872,000, respectively. The related commissions paid to GISC amounted to $1,851,468, $1,409,708 and $1,709,799 for 1996, 1995 and 1994, respectively.

     The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $41,129,644 in 1996, $24,989,111 in 1995 and $14,055,494 in 1994, and, in the
opinion of management, were considered appropriate for the services rendered.

     The Company has an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware Insurance law as an insurance company separate account. GIAC has contributed capital to GREA from time to time to provide funds for acquisitions and to preserve liquidity. At December 31, 1996 GIAC's investment amounts to $5,803,339 and maintains a 40% ownership of GREA.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

     A significant portion of the Company's separate account assets are invested in affiliated mutual funds. These funds consist of The Guardian Park Avenue Fund, The Guardian Bond Fund, The Guardian Stock Fund, The Guardian Cash Fund, The Guardian Baillie Gifford International Fund, The Guardian Asset Allocation Fund, The Guardian Investment Quality Bond Fund and The Guardian Cash Management Fund. Each of these funds has an investment advisory agreement with GISC, except for The Guardian Baillie Gifford International Fund. The investments as of December 31, 1996 and 1995 are as follows:

                                                       1996            1995
                                                       ----            ----
The Guardian Park Avenue Fund .................   $  251,812,050  $  214,919,292
The Guardian Bond Fund ........................      354,316,320     374,461,581
The Guardian Stock Fund .......................    2,226,887,181   1,615,270,799
The Guardian Cash Fund ........................      378,321,710     356,820,089
The Guardian Baillie Gifford International Fund           19,720            --
The Guardian Asset Allocation Fund ............           46,623            --
The Guardian Investment Quality Bond Fund .....            9,385            --
The Guardian Cash Management Fund .............        3,113,523            --
                                                  --------------  --------------
                                                  $3,214,526,512  $2,561,471,761
                                                  ==============  ==============

     During November 1990, the Company entered into an agreement with Baillie Gifford Overseas Ltd. to form a joint venture company - Guardian Baillie Gifford Ltd. (GBG) - which is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF) and the Guardian Baillie Gifford International Fund (GBGIF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies. The amount of the Company's separate account assets invested in the Funds as of December 31, 1996 and 1995 was $446,466,741 and $334,281,959, respectively.

     The Company maintains an investment in an affiliated money market mutual fund, The Guardian Cash Management Fund. At December 31, 1996 and 1995 this amounted to $2,755,672 and $2,633,939, respectively.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                          NOTES TO FINANCIAL STATEMENTS

                         December 31, 1996 -- Continued

Note 8 -- Separate Accounts

     The following represents a reconciliation of net transfers from GIAC to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Statement:

                                                  1996                1995                1994
                                                  ----                ----                ----
Transfers to separate accounts .........      $ 767,741,828       $ 582,715,569       $ 688,657,147
Transfers from separate accounts .......       (518,683,141)       (398,531,802)       (288,606,548)
                                              -------------       -------------       -------------
  Net transfers to separate accounts ...        249,058,287         184,183,767         400,050,599
                                              -------------       -------------       -------------
Reconciling Adjustments:
Mortality & expense guarantees-- Annuity         54,119,656          41,474,872          31,629,838
Mortality & expense guarantees-- VLI ...          1,687,711           1,571,955           1,341,318
Administrative fees-- VA only ..........          2,967,120           3,513,459           2,752,950
Cost of collection-- VLI ...............          4,844,028           4,232,564           3,828,702
                                              -------------       -------------       -------------
  Total adjustments ....................         63,618,515          50,792,850          39,552,808
                                              -------------       -------------       -------------
Transfers as reported in the Summary of
  Operations of GIAC ...................      $ 312,676,802       $ 234,976,617       $ 439,603,407
                                              =============       =============       =============

Note 9 -- Annuity Actuarial Reserves and Deposit Liabilities

     The following describes withdrawal characteristics of annuity actuarial reserves and deposit liabilities:

                                                 Year Ending 1996              Year Ending 1995
                                             ------------------------       ------------------------
                                                Amount            %            Amount            %
                                             ------------      ------       ------------      ------
Subject to discretionary withdrawal
    with market value adjustment ......      $ 44,480,214       10.22%      $ 39,471,103       10.27%
    total with adjustment or at
  market value ........................        44,480,214       10.22         39,471,103       10.27
    at book value without adjustment
  (minimal or no charge or
adjustment) ...........................       302,433,090       69.45        260,636,570       67.81
Not subject to discretionary withdrawal        88,546,538       20.33         84,263,477       21.92
                                             ------------      ------       ------------      ------
Total (gross) .........................       435,459,842      100.00        384,371,150      100.00
Reinsurance ceded .....................             4,879        0.00               --          0.00
                                             ------------      ------       ------------      ------
Total .................................      $435,454,963      100.00%      $384,371,150      100.00%
                                             ============      ======       ============      ======

     This does not include $5,098,658,097 and $4,046,768,087 of non-guaranteed annuity reserves held in separate accounts, and $2,927,130 and $1,500,869 at December 31, 1996 and 1995, respectively, in annuity reserves being held as a loan collateral fund for loans on certain annuity contracts.

                        REPORT OF INDEPENDENT ACCOUNTANTS



February 11,1997

To the Board of Directors of
The Guardian Insurance &  Annuity Company, Inc.

     We have audited the accompanying balance sheets of The Guardian Insurance & Annuity Company, Inc. as of December 31, 1996 and 1995, and the related statements of operations, of changes in common stock and surplus and of cash flows for the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 2, these financial statements were prepared in conformity with accounting practices prescribed or permitted by insurance regulatory authorities (statutory basis of accounting), which is a comprehensive basis of accounting other than generally accepted accounting principles. Accordingly, the financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the financial statements of the variances between such practices and generally accepted accounting principles are material and are described in Note 2.

     In our report dated February 9, 1996, we expressed an opinion that the 1995 financial statements, prepared using accounting practices prescribed or permitted by insurance regulatory authorities, were presented fairly, in all material respects, in conformity with generally accepted accounting principles. As described in Note 2 to these financial statements, pursuant to pronouncements of the Financial Accounting Standards Board, financial statements of mutual life insurance companies and their wholly owned stock insurance company subsidiaries are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 financial statements, as presented herein, is different from that expressed in our previous report.

     In our opinion, the financial statements referred to above (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Guardian Insurance & Annuity Company, Inc. at December 31, 1996 and 1995, or the results of its operations or its cash flows for the three years in the period ended December 31, 1996, because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles, and (2) present fairly, in all material respects, its financial position and the results of its operations and its cash flows, in conformity with accounting practices prescribed or permitted by insurance regulatory authorities.


/s/Price Waterhouse LLP

                 ILLUSTRATIONS OF DEATH BENEFITS AND CASH VALUES


     The following tables illustrate the way in which death benefits and cash values under the Policy change with the investment experience of the Account's investment divisions. The tables are based on the following additional assumptions:


     1. The illustration on page 64 is for a Policy issued to a male age 5 in the standard underwriting class with a single premium of $5,000 and a Guaranteed Insurance Amount of $46,116.

     2. The illustration on page 65 is for a Policy issued to a male age 25 in the standard underwriting class with a single premium of $20,000 and a Guaranteed Insurance Amount of $98,848.

     3. The illustration on page 66 is for a Policy issued to a male age 40 in the standard underwriting class with a single premium of $25,000 and a Guaranteed Insurance Amount of $76,470.

     4. The illustration on page 67 is for a Policy issued to a female age 55 in the standard underwriting class with a single premium of $50,000 and a Guaranteed Insurance Amount of $113,608.

     The tables show how the death benefit and cash value for each illustration may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%. The death benefit and cash value for a Policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages during individual Policy months or years. Death benefits and cash values would also differ if loans were outstanding at any time during the periods illustrated.

     The amounts illustrated in the tables for the death benefit and cash value are calculated as of the end of each Policy year. These amounts take into account the deductions made from the single premium and the cost of life insurance and reflect a daily charge assessed against the Account for mortality and expense risks equivalent to an effective annual charge of .50%. (See "Charges Deducted from the Premium" and "Charges Under the Policy.") These amounts also take into account the current mortality adjustment factors and assume their current level throughout the periods illustrated. (This adjustment, however, is subject to increase or decrease after the first Policy year, as more fully described under "Underwriting.") The illustrations assume that the Policy's account value is allocated equally among the seven investment divisions of the Account and that Policyowners are not limited to selecting four or fewer investment options. The illustrated amounts also reflect (i) the average of the investment advisory fees charged against the Funds (equivalent to an annual rate of 0.55% of the average daily net assets) and the average of the operating expenses expected to be incurred by the Funds (at an annual rate of 0.19% of the average daily net assets) and (ii) the average daily asset charge against the Trust (currently equivalent to an effective annual rate of 0.25%). (This latter charge, however, may be increased or decreased in the future but in no event will it exceed an annual effective rate of 0.50%.) Based on the average of these investment division fees, expenses and charges, the amounts illustrated herein reflect an aggregate deduction of 0.65% each Policy year.

     The illustrated gross annual investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of -1.15%, 4.85% and 10.85%, respectively, after deduction of the charges mentioned above.

     The hypothetical returns shown in the tables do not reflect any charges for federal income taxes against the Account, since GIAC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the death benefits and cash values illustrated (see "Possible Charge for GIAC Income Taxes").

     The second column of each table shows the amount which would accumulate if an amount equal to the single premium were invested to earn interest (after taxes) at 5% compounded annually.

     GIAC will furnish upon request a comparable illustration reflecting the proposed insured's age, face amount and premium amount requested. The illustration will assume that the proposed insured is classified either preferred or standard.

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                MALE ISSUE AGE 5

         $5,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK

                      GUARANTEED INSURANCE AMOUNT: $46,116

                                                        DEATH BENEFIT*                                  CASH VALUE*

                     Value of Premium          Assuming Hypothetical Gross (after          Assuming Hypothetical Gross (after
   End of         Accumulated at Interest       tax) Annual Investment Return of            tax) Annual Investment Return of
Policy Year          of 5% Per Year              0%**            6%           12%               0%             6%            12%
---------             ------------             --------      --------       --------          --------      --------      --------
      1                 $ 5,250                 $46,116       $46,739     $   49,707            $4,393      $ 4,691      $   4,989
      2                   5,513                  46,116        47,337         53,464             4,305        4,904          5,539
      3                   5,788                  46,116        47,909         57,402             4,222        5,127          6,143
      4                   6,078                  46,116        48,458         61,536             4,143        5,360          6,807
      5                   6,381                  46,116        48,984         65,882             4,068        5,602          7,534
      6                   6,700                  46,116        49,489         70,458             3,996        5,854          8,334
      7                   7,036                  46,116        49,975         75,282             3,925        6,113          9,209
      8                   7,387                  46,116        50,443         80,375             3,855        6,378         10,163
      9                   7,757                  46,116        50,893         85,757             3,784        6,648         11,202
     10                   8,144                  46,116        51,328         91,450             3,712        6,921         12,331
     15                  10,395                  46,116        53,461        125,836             3,339        8,361         19,681
     20                  13,266                  46,116        55,684        173,151             3,008       10,115         31,453
     25                  16,932                  46,116        57,998        238,241             2,740       12,373         50,826
     30                  21,610                  46,116        60,409        327,793             2,508       15,207         82,515
     60                  93,396                  46,116        77,133      2,225,196             1,307       46,512      1,341,815

*    Assumes no Policy loan has been made.
**   The death benefit can never be less than the Guaranteed Insurance Amount.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT RESULTS OF THE INVESTMENT OPTIONS TO WHICH AN OWNER ALLOCATES ACCOUNT VALUE. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY GIAC OR THE FUNDS OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                MALE ISSUE AGE 25

        $20,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK

                      GUARANTEED INSURANCE AMOUNT: $98,848

                                                       DEATH BENEFIT*                                  CASH VALUE*

                     Value of Premium          Assuming Hypothetical Gross (after          Assuming Hypothetical Gross (after
   End of         Accumulated at Interest       tax) Annual Investment Return of            tax) Annual Investment Return of
Policy Year          of 5% Per Year              0%**            6%           12%               0%             6%            12%
---------             ------------             --------     --------        --------         --------       --------      --------
      1                $ 21,000                 $98,848      $100,184     $  106,542           $17,587      $18,778       $ 19,970
      2                  22,050                  98,848       101,462        114,592            17,235       19,634         22,175
      3                  23,153                  98,848       102,688        123,029            16,899       20,522         24,587
      4                  24,310                  98,848       103,863        131,887            16,577       21,443         27,229
      5                  25,526                  98,848       104,990        141,200            16,267       22,399         30,124
      6                  26,802                  98,848       106,073        151,007            15,967       23,388         33,296
      7                  28,142                  98,848       107,114        161,347            15,677       24,411         36,771
      8                  29,549                  98,848       108,115        172,261            15,395       25,470         40,581
      9                  31,027                  98,848       109,081        183,795            15,121       26,563         44,758
     10                  32,578                  98,848       110,012        195,995            14,854       27,693         49,338
     15                  41,579                  98,848       114,584        269,668            13,574       33,985         79,981
     20                  53,066                  98,848       119,347        371,047            12,335       41,472        128,935
     25                  67,727                  98,848       124,308        510,555            11,134       50,270        206,469
     30                  86,439                  98,848       129,476        702,546             9,973       60,471        328,117
     40                 140,800                  98,848       140,470      1,330,494             7,744       84,705        802,301

*    Assumes no Policy loan has been made.
**   The death benefit can never be less than the Guaranteed Insurance Amount.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT RESULTS OF THE INVESTMENT OPTIONS TO WHICH AN OWNER ALLOCATES ACCOUNT VALUE. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY GIAC OR THE FUNDS OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                MALE ISSUE AGE 40

        $25,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK

                      GUARANTEED INSURANCE AMOUNT: $76,470

                                                       DEATH BENEFIT*                                  CASH VALUE*

                     Value of Premium          Assuming Hypothetical Gross (after          Assuming Hypothetical Gross (after
   End of         Accumulated at Interest       tax) Annual Investment Return of            tax) Annual Investment Return of
Policy Year          of 5% Per Year              0%**            6%           12%               0%             6%            12%
---------             ------------             --------     --------        --------         --------       --------      --------
      1                 $26,250                 $76,470       $77,461       $ 82,329           $22,236      $23,726       $ 25,217
      2                  27,563                  76,470        78,414         88,468            21,796       24,798         27,977
      3                  28,941                  76,470        79,330         94,914            21,361       25,894         30,981
      4                  30,388                  76,470        80,212        101,691            20,932       27,018         34,253
      5                  31,907                  76,470        81,061        108,826            20,508       28,168         37,816
      6                  33,502                  76,470        81,881        116,349            20,089       29,344         41,696
      7                  35,178                  76,470        82,672        124,290            19,676       30,548         45,926
      8                  36,936                  76,470        83,436        132,680            19,269       31,780         50,536
      9                  38,783                  76,470        84,176        141,553            18,869       33,041         55,564
     10                  40,722                  76,470        84,892        150,946            18,473       34,330         61,043
     15                  51,973                  76,470        88,421        207,709            16,547       41,296         97,008
     20                  66,332                  76,470        92,098        285,832            14,663       49,148        152,534
     25                  84,659                  76,470        95,929        393,362            12,849       57,846        237,201

*    Assumes no Policy loan has been made.
**   The death benefit can never be less than the Guaranteed Insurance Amount.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT RESULTS OF THE INVESTMENT OPTIONS TO WHICH AN OWNER ALLOCATES ACCOUNT VALUE. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY GIAC OR THE FUNDS OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                  SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                               FEMALE ISSUE AGE 55

        $50,000 SINGLE PREMIUM FOR STANDARD-SIMPLIFIED UNDERWRITING RISK

                      GUARANTEED INSURANCE AMOUNT: $113,608

                                                       DEATH BENEFIT*                                  CASH VALUE*

                     Value of Premium          Assuming Hypothetical Gross (after          Assuming Hypothetical Gross (after
   End of         Accumulated at Interest       tax) Annual Investment Return of            tax) Annual Investment Return of
Policy Year          of 5% Per Year              0%**            6%           12%               0%             6%            12%
---------             ------------             --------      --------       --------          --------      --------      --------
      1                $ 52,500                $113,608      $115,048       $122,240           $44,584     $ 47,556       $ 50,529
      2                  55,125                 113,608       116,436        131,299            43,562       49,531         55,853
      3                  57,881                 113,608       117,775        140,818            42,564       51,553         61,640
      4                  60,775                 113,608       119,066        150,835            41,592       53,630         67,939
      5                  63,814                 113,608       120,313        161,391            40,645       55,760         74,798
      6                  67,005                 113,608       121,519        172,526            39,722       57,946         82,269
      7                  70,355                 113,608       122,685        184,285            38,818       60,185         90,403
      8                  73,873                 113,608       123,814        196,715            37,931       62,469         99,251
      9                  77,566                 113,608       124,909        209,867            37,053       64,790        108,858
     10                  81,445                 113,608       125,970        223,793            36,182       67,142        119,282
     15                 103,946                 113,608       131,209        307,971            31,958       79,649        186,951
     20                 132,665                 113,608       136,666        423,834            27,961       93,601        290,280
     25                 169,318                 113,608       142,352        583,344            24,006      107,944        442,344

*    Assumes no Policy loan has been made.
**   The death benefit can never be less than the Guaranteed Insurance Amount.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT RESULTS OF THE INVESTMENT OPTIONS TO WHICH AN OWNER ALLOCATES ACCOUNT VALUE. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY GIAC OR THE FUNDS OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                        OTHER IMPORTANT POLICY PROVISIONS

Policy Date

     The Policy date is stated on page 3 of the Policy. Policy years, Policy months, Policy anniversaries and monthly Policy dates are measured from the Policy date.

Monthly Policy Date

     The same day of each month as the Policy date or the last day of a calendar month, if earlier (e.g., if the Policy date was the 30th day of a month, the February monthly Policy date would fall on the 28th or the 29th).

Payment Options

     The proceeds of this Policy will be paid in one lump sum unless otherwise provided. All or part of this sum may be applied under any payment option, or in any other manner GIAC approves.

Election of Payment Options

     During the insured's lifetime, the Policyowner may choose any option for payment of the death proceeds. If no election is in force when death or other proceeds become payable, the payee may make an election subject to the following conditions: (a) for death proceeds, election must be made within one year after the insured's death; and (b) for other proceeds, election must be made within 60 days after the proceeds become payable.

     Any payment option election must be in a written form satisfactory to GIAC.

Options Available

     OPTION 1 -- Proceeds Left at Interest. GIAC will hold the proceeds, making monthly interest payments. The yearly interest rate will be at least 3%. Any additional interest will be determined yearly at GIAC's discretion and added to the monthly payment.

     OPTION 2 -- Payments of a Specified Amount. GIAC will make monthly payments of a specified amount until the proceeds and interest are fully paid. The total amount paid each year must be at least 10% of the original proceeds. Interest will be added to the proceeds each year. The yearly interest rate will be at least 3%. Any additional interest will be determined yearly at GIAC's discretion.

     OPTION 3 -- Payments for a Specified Period. GIAC will make monthly payments for the number of years elected. The guaranteed payments shown in the Option 3 table in the Policy include interest at 3% a year. Any additional interest will be determined yearly at GIAC's discretion.

     OPTION 4 -- Life Income with 10 Years Guaranteed. GIAC will make monthly payments for 10 years and for the remaining lifetime of the person on whose life the option is based. The minimum monthly payment will be based on the applicable amount in the Option 4 table shown in the Policy.

     OPTION 5 -- Refund Life Income. GIAC will make monthly payments until the total amount paid equals the proceeds settled, and for the remaining lifetime of the person on whose life the option is based. The minimum monthly payment will be based on the applicable amount in the Option 5 table shown in the Policy.

     OPTION 6 -- Joint and Survivor Income with 10 Years Guaranteed. GIAC will make monthly payments for 10 years and for the remaining lifetime of either of the two persons on whose lives the option is based. The monthly payment will be at least the applicable amount shown in the Option 6 table in the Policy.

Owner

     The Policyowner is named in the application, or in any later change shown in GIAC's records. While the insured is living, and subject to any assignment shown on GIAC's records, the owner alone has the right to receive all benefits and exercise all rights this Policy grants or GIAC allows.

     Successor Owner. A numbered sequence may be used to name successor owners. If the Policyowner dies, ownership passes to the next designated successor owner then living. If none is then living, ownership passes to the last Policyowner's estate. No successor owner is permitted when the insured and the Policyowner are the same person.

     Joint Owner. If more than one person is named with no number or the same number, they are considered by GIAC to be joint owners. Any Policy transaction requires the signatures of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes to that person's estate, unless otherwise provided.

Beneficiary

     The beneficiary is named in the application, or in any later change shown in GIAC's records. GIAC will pay the death proceeds to the beneficiary. Unless otherwise provided, in order to receive proceeds at the insured's death, a beneficiary must be living on the earlier of: (a) the date proof of the insured's death is received at GIAC's Customer Service Office; or (b) the 15th day after the insured's death.

     Unless otherwise provided, if no designated beneficiary is living on such earlier date, the owner or owner's estate is the beneficiary.

     Contingent Beneficiary. A numbered sequence may be used to name contingent beneficiaries. The beneficiary is the living person(s) designated by the lowest number in the sequence.

     Concurrent Beneficiary. If more than one person is named with no number or the same number, they are concurrent beneficiaries. These persons, or the survivor(s), share equally, unless otherwise provided. If a beneficiary of an unequal share does not survive the insured, that beneficiary's share passes to the owner or the owner's estate, unless otherwise provided.

Change of Policyowner or Beneficiary

     The Policyowner may change the Policyowner or beneficiary by written request satisfactory to GIAC. The change will take effect on the date the request is signed, whether or not the insured is living when GIAC receives the request at its Customer Service Office. However, the change will not apply to any payments made or actions taken by GIAC before the request is received.

Error in Age or Sex

     If the age or sex of the insured has been misstated, any benefit under this Policy will be that which the premium would have purchased for the correct age or sex.

Deferment

     Benefit payments and transfers based on account value in the Account will ordinarily be fully processed within seven days of receipt of the owner's request. However, GIAC can delay the payment of death benefit proceeds if the Policy is being contested and may postpone the calculation or payment of a benefit or transfer of amounts based on the Account's investment performance if:
(a) the New York Stock Exchange is closed for trading or trading has been suspended; or (b) the SEC restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


Payments to GIAC


     All sums payable to GIAC are payable at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002-6210. Registered, certified or express mail should be sent to such office at 3900 Burgess Place, Bethlehem, Pennsylvania 18017.

Assignment

     No assignment will bind GIAC unless the original, or a copy, is filed at its Customer Service Office. Afterward, the rights of any Policyowner or beneficiary will be subject to the assignment. The entire Policy, including any attached rider, will be subject to the assignment. GIAC will rely solely on the assignee's statement as to the amount of the assignee's interest. GIAC will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this Policy grants except: (a) the right to change the Policyowner or beneficiary; and (b) the right to elect a payment option.

Incontestability

     This Policy will be incontestable after it has been in force during the insured's lifetime for two years from its issue date.

Suicide Exclusion

     If the insured commits suicide, while sane or insane, within two years from the issue date, GIAC's liability will be limited to the premium paid.

Exchange of Another Life Insurance Contract for a Policy

     A Policy applicant who owns another life insurance contract may wish to exchange that contract (the "Original Contract") for a Policy. If the Original Contract has not been treated as a modified endowment contract, the Policy received in exchange for it may not be treated as a modified endowment contract if a portion of the Original Contract's cash value (the "Rider Premium") is applied to purchase a seven-year fixed-benefit level term insurance rider (the "Term Rider") to the Policy.

     If the Original Contract is a modified endowment contract, GIAC will not issue a Term Rider with the Policy received in exchange for it. Without a Term Rider, a Policy received in exchange for an Original Contract may be treated as a modified endowment contract even though the Original Contract was not a modified endowment contract prior to the exchange (see "Federal Tax Considerations").


     The Term Rider will be affixed to the Policy that is received in exchange for the Original Contract, and its seven-year term will correspond to the first seven (7) Policy years. The Term Rider Premium amount cannot be allocated to the Account's investment divisions since it is entirely used to fund the level amount of insurance provided by the Term Rider. While it is in force, the Term Rider has no effect on the Variable Insurance Amount under a Policy.


     The Term Rider assures that the death benefit proceeds payable by GIAC will at least equal the guaranteed death benefit provided by the Original Contract by providing an additional guaranteed amount of insurance for the first seven (7) Policy years. After the seventh Policy year, however, the Term Rider automatically expires, and the guaranteed death benefit will decrease by the face amount of the Term Rider to the Guaranteed Insurance Amount provided by the Policy without the Term Rider. The magnitude of the decrease may be significant and will vary depending on the age and sex of the insured. The Policy's Variable Insurance Amount may or may not offset this reduction in coverage.

     The Policy's cash value attributable to the Term Rider will equal the present value of the future benefits that may be provided under the Term Rider in the event of the insured's death while the Term Rider is in force. The cash value attributable to the Term Rider will diminish to zero by the end of the seventh Policy year. At that point there is no future benefit to be paid under the Term Rider, as the coverage it provided will have expired. If the Policy is surrendered before the end of the seventh Policy year, the then remaining cash value attributable to the Term Rider will be included in the surrender proceeds payable under the Policy. The Term Rider cannot be surrendered independently of the Policy, and no partial withdrawals are permitted from the Term Rider. The cash value attributable to the Term Rider will not be considered when calculating the Policy's maximum loan value (see "Policy Loan").

     THE TERM RIDER WILL ONLY BE ISSUED TO AN APPLICANT WHO WISHES TO ACQUIRE A POLICY BY EXCHANGING A LIFE INSURANCE CONTRACT WHICH IS NOT A MODIFIED ENDOWMENT CONTRACT. THE TERM RIDER MAY NOT BE AVAILABLE IN ALL STATES. A PROSPECTIVE APPLICANT SHOULD CONSULT A COMPETENT TAX ADVISER BEFORE AUTHORIZING THE EXCHANGE OF HIS OR HER CURRENT LIFE INSURANCE CONTRACT FOR A POLICY WITH A TERM RIDER.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

     Under Article VIII of GIAC's By-Laws, as supplemented by Section 3.2 of GIAC's Certificate of Incorporation, any past or present director or officer of GIAC (including persons who serve at GIAC's request or for its benefit as directors or officers of another corporation, or as its representative in a partnership, joint venture, trust or other enterprise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by such Covered Person in connection with any action, suit or proceeding to which such Covered Person may be a party or otherwise involved by reason of being or having been a Covered Person. However, this provision does not protect a Covered Person against any liability to either GIAC or its stockholder to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office. This provision does protect a director of GIAC against any liability to GIAC or its stockholder for monetary damages or for breach of fiduciary duty as a director of GIAC, except for liability (i) for any breach of the director's duty of loyalty to GIAC or its stockholder, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived an improper personal benefit.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration  Statement  comprises the following papers and documents:
     The facing sheet.

     Cross-reference to items required by Form N-8B-2.

     The prospectus consisting of 71 pages.

     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The signatures.

     Written opinions and/or consents of the following persons:

         Richard T. Potter, Jr., Esq.
         Charles G. Fisher, F.S.A.

         Price Waterhouse LLP


     The following exhibits:

     1.A    (1)   Resolution of the Board of Directors of The Guardian Insurance
                  & Annuity Company,  Inc.  establishing  The Guardian  Separate
                  Account B.(1)
            (2)   Not Applicable.
            (3)   Distribution Contracts:
                  (a)   Distribution and Service  Agreement between The Guardian
                        Insurance & Annuity Company,  Inc. and Guardian Investor
                        Services Corporation.(5)
                  (b)   (i)   Form  of  Sales  Operations   and  General   Agent
                              Agreement.(2)
                        (ii)  Form  of  Broker-Dealer  Supervisory  and  Service
                              Agreement.(2)
                        (iii) Form of Registered Representative's Agreement.2
                  (c)   Schedule of Sales Commissions.(2)
            (4)   Not Applicable.
            (5)   Specimen of Single  Premium  Variable  Life  Insurance  Policy
                  (Form 89-SPVL).(6)
            (6)   (a)   Certificate of Incorporation of The Guardian Insurance &
                        Annuity Company, Inc.(3)
                  (b)   By-laws of The  Guardian  Insurance  & Annuity  Company,
                        Inc.(3)
            (7)   Not Applicable.
            (8)   Amended and Restated  Agreement for Services and Reimbursement
                  Therefor,  between  The  Guardian  Life  Insurance  Company of
                  America and The Guardian Insurance & Annuity Company, Inc.(9)
            (9)   (a)   Agreement  Regarding  Operation of the  Shearson  Lehman
                        Brothers  Fund  of  Stripped   ("Zero")  U.S.   Treasury
                        Securities.(2)
                  (b)   Reinsurance  Agreements between The Guardian Insurance &
                        Annuity   Company,   Inc.  and  each  of  the  following
                        entities:
                        (i)   The Guardian Life Insurance Company of America.3
                        (ii)  The Lincoln National Life Insurance Company.3
                        (iii) General Reassurance Corporation.3
            (10)  Application  Form for Single  Premium  Variable Life Insurance
                  Policy.(5)
            (11)  Memorandum  on the Policy  Issuance,  Transfer and  Redemption
                  Procedures and on the Method of Computing Cash Adjustment upon Exchange of the Policy [Pursuant to Rule 6e-2(b)(12)(ii) and
                  Rule 6e-2(b)(13)(v)(B)].(4)
      2.    See Exhibit 1.A(5).
      3.A.  Opinion and Consent of Richard T. Potter, Jr., Esq.(7)
        B.  Consent of Richard T. Potter, Jr., Esq.
      4.    None.
      5.    Not Applicable.
      6.    Opinion and Consent of Charles G. Fisher, F.S.A.

      7.    Consent of Price Waterhouse LLP.

      8.A. Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.(6)
        B. Power of Attorney executed by Frank J. Jones, Senior Vice President, Chief Investment Officer and Director of The Guardian Insurance & Annuity Company, Inc.(8)


     27.    Financial Data Schedule.


----------------
(1) Incorporated by reference to the Registration Statement on Form S-6 filed by Registrant on May 15, 1985 (Reg. No. 2-97765).
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed by Registrant on September 13, 1985 (Reg. No. 2-97765).
(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed by Registrant on April 28, 1987 (Reg. No. 2-97765).
(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed by Registrant on July 14, 1988 (Reg. No. 2-97765).
(5)   Incorporated  by  reference  to  Post-Effective  Amendment  No.  11 to the
      Registration Statement on Form S-6 filed by Registrant on May 1, 1989 (Reg. No. 2-97765).
(6) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed by Registrant on March 1, 1991 (Reg. No. 2-97765).
(7) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 filed by Registrant on April 27, 1992 (Reg. No. 2-97765).
(8) Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 filed by Registrant on April 28, 1993 (Reg. No. 2-97765).

(9) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 filed by Registrant on March 2, 1995 (Reg. No. 2-97765).

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Separate Account B, certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of April, 1997.


                              THE GUARDIAN SEPARATE ACCOUNT B
                                    (Registrant)


                              THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                   (Depositor)


                              By   /s/ THOMAS R. HICKEY, JR.
                                 ------------------------------
                                       THOMAS R. HICKEY, JR.
                                    VICE PRESIDENT, OPERATIONS

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the dates indicated.

                      JOSEPH D. SARGENT*           President, Chief Executive
                       Joseph D. Sargent           Officer and Director
                 Principal Executive Officer

                       FRANK J. JONES*             Senior Vice President and
                        Frank J. Jones             Chief Investment Officer
                  Principal Financial Officer

                        FRANK L. PEPE*             Vice President and Controller
                         Frank L. Pepe
                 Principal Accounting Officer

                        JOHN M. SMITH*             Executive Vice President and
                         John M. Smith             Director


                        EDWARD K. KANE*            Senior Vice President and
                        Edward K. Kane             Director


                       PHILIP H. DUTTER*           Director
                       Philip H. Dutter

                      ARTHUR V. FERRARA*           Director
                      Arthur V.  Ferrara

                        LEO R. FUTIA*              Director
                         Leo R. Futia

                       Peter L. Hutchings          Director

                      WILLIAM C. WARREN*           Director
                       William C. Warren


         *By:    /s/ Thomas R. Hickey, Jr.         Date: April 29, 1997
                -------------------------------
                     Thomas R. Hickey, Jr.
                  Vice President, Operations
                Pursuant to a Power of Attorney

                         THE GUARDIAN SEPARATE ACCOUNT B

                                  EXHIBIT INDEX


         Exhibit
         Number                    Description
         ------                    -----------

         3(B)       Consent of Richard T. Potter, Jr., Esq.
         6          Opinion and Consent of Charles G. Fisher, F.S.A.

         7          Consent of Price Waterhouse LLP
         27         Financial Data Schedule